UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2017

Date of reporting period:	November 1, 2016 — April 30, 2017

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam Investments

Putnam Absolute Return 500 Fund®

Semiannual report
4 | 30 | 17

Absolute return funds are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

FUND SYMBOL
CLASS A
PJMDX

Putnam
Absolute Return
500 Fund ®

Semiannual report
4 | 30 | 17

Message from the Trustees	1

Interview with your fund’s portfolio manager	3

Your fund’s performance	9

Your fund’s expenses	11

Terms and definitions	13

Other information for shareholders	15

Financial statements	16

Consider these risks before investing: Allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default and expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may also lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is greater for longer-term bonds, and credit risk is greater for below-investment-grade bonds. Unlike bonds, funds that invest in bonds have fees and expenses. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk and the risk that they may increase in value less when interest rates decline and decline in value more when interest rates rise. International investing involves currency, economic, and political risks. Emerging-market securities have illiquidity and volatility risks. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund’s efforts to produce lower-volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. Under certain market conditions, the fund may accept greater-than-typical volatility to seek its targeted return. The fund may not achieve its goal, and it is not intended to be a complete investment program. You can lose money by investing in the fund. The fund’s prospectus lists additional risks. The fund is not intended to outperform stocks and bonds during strong market rallies.

Message from the Trustees

June 13, 2017

Dear Fellow Shareholder:

An impressive level of investor optimism has helped to fuel financial markets through most of 2017’s first half. Global stock and bond markets have generally fared well, with many stock market indexes achieving new record highs with relatively low volatility. At the same time, however, investors worldwide are monitoring a number of macroeconomic and political risks that could disrupt the positive momentum.

While calm markets are generally welcome, we believe investors should continue to remember time-tested strategies: maintain a well-diversified portfolio, keep a long-term view, and do not overreact to short-term market fluctuations. We also believe it is a good idea to speak regularly with your financial advisor to help ensure that your portfolio is aligned with your goals. In the following pages, you will find an overview of your fund’s performance for the reporting period as well as an outlook for the coming months.

We would also like to take this opportunity to announce the arrival of Catharine Bond Hill and Manoj P. Singh to your fund’s Board of Trustees. Dr. Hill and Mr. Singh bring extensive professional and directorship experience to their role as Trustees, and we are pleased to welcome them.

Thank you for investing with Putnam.

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See below and pages 9–11 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

The fund seeks to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions.

* Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/17. See above and pages 9–11 for additional fund performance information. Index descriptions can be found on page 14.

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Bob is Co-Head of Global Asset Allocation (GAA) at Putnam. He holds an M.B.A. from the Graduate School of Business, Bentley University, and a B.A. from the University of Massachusetts, Amherst. Bob joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob, your fund is managed by Chief Investment Officer, GAA, Robert J. Schoen; Co-Head of GAA James A. Fetch; and Co-Head of GAA Jason R. Vaillancourt, CFA.

How would you describe the global investment environment during the six-month reporting period ended April 30, 2017?

The environment was quite positive, resulting in part from better global economic activity and in part from optimism about a number of potential stimulus policies. Early in the period, U.S. stock markets rallied strongly after the somewhat unexpected election of Donald Trump. Anticipating a combination of tax cuts and deregulation, the market showed strong demand for stocks as well as high-yield fixed-income securities. International stocks, by contrast, were initially flat as investors considered potential negative effects on trade to come from anticipated U.S. protectionism and rising populist sentiment in other countries.

By contrast, investment-grade fixed-income markets began to sell off after the U.S. election in anticipation of rate increases by the Federal Reserve and expectations that relatively strong economic growth in the United States may be signaling the end to the long-term rally in bond prices. The benchmark 10-year Treasury yield began the reporting period at 1.83%, then spiked in the weeks following the U.S.

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Allocations are shown as a percentage of the fund’s net assets as of 4/30/17. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Negative weights may result from timing differences between trade and settlement dates of securities, such as TBAs, or from the use of derivatives.

presidential election, reaching a high of 2.60% when the Fed increased rates at its December 14 meeting. (As yields rise, bond prices decrease.) Treasury yields at the short end of the yield curve continued to increase during the period, and spreads between Treasuries and corporate bonds tightened as investors continued to favor higher-yielding issues.

The remainder of the reporting period saw continued support for riskier assets. Global economic data were broadly positive and growth in the eurozone, Japan, and in some emerging markets picked up speed, contributing to continued stock market advances during the period. As widely expected, the Fed again increased its target for short-term interest rates by a quarter percentage point to 1% in mid-March. Fed Chair Janet Yellen expressed confidence in the economy and reaffirmed that the Fed may implement two more rate increases this year. U.S. stocks leveled off later

4 Absolute Return 500 Fund

in March and April, however, after a false start on health-care legislation triggered uncertainty about the administration’s ability to garner traction for anticipated tax-reform and fiscal-stimulus plans.

For the period overall, the S&P 500 Index, a bellwether for the broad U.S. stock market, returned 13.32%. Equities in the international developed markets outside the United States, as represented by the MSCI EAFE Index [ND], returned 11.47%. On the fixed-income side, the Bloomberg Barclays U.S. Aggregate Bond Index was -0.67% for the period, while the JPMorgan Developed High Yield Index gained 5.85%.

Would you please summarize the fund’s overall investment strategy?

Putnam Absolute Return 500 Fund seeks to earn a positive total return that exceeds the return of U.S. Treasury bills by 5% on an annualized basis over a reasonable time period [generally at least three years or more], regardless of market conditions.

We seek to do this by utilizing both directional and non-directional strategies. Directional strategies look to capitalize on opportunities in global markets based on our assessment of broad market trends. These trends may involve either positive or negative market movements. Non-directional strategies are market-neutral trades that seek to add value regardless of global market trends. We shift the composition of the portfolio’s risk between directional and non-directional strategies based on our active views regarding the relative potential of these approaches. In addition, the portfolio’s total risk exposure is adjusted based on our outlook and current market conditions. We use a variety of security types and other tools to implement our investment process as we seek to manage various global risks.

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/17. Short-term investments, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Absolute Return 500 Fund 5

How did directional strategies influence the fund’s performance during the six-month reporting period?

The fund delivered positive performance for the period, and both directional and non-directional strategies contributed to that result. Within our directional exposures, long positioning in U.S. equity markets was the biggest driver of returns. We also added value from tactical positioning within commodities, where we maintained long and short exposures at various points during the period, and within credit risk, specifically high-yield bonds.

The fund’s directional returns were somewhat offset by weakness in rate-sensitive fixed-income positions. The fund had long exposures to U.S. 10-year Treasuries, which worked against the portfolios as rates moved meaningfully higher at the end of 2016 before trading in a mostly lower range later in the period. Despite headwinds for rate-sensitive fixed-income securities, this asset class still provided an important diversification benefit for multi-asset portfolios.

How did the fund’s non-directional strategies perform during the period?

The fund’s non-directional strategies provided a higher rate of return than its directional strategies during the period. Equity-selection alpha strategies, which take advantage of market-neutral opportunities across stock markets, produced some of the strongest returns. The fund’s quantitatively driven strategies, which select stocks using data models, performed well in the United States and in emerging markets. In other non-directional strategies, fixed-income security selection added value, with a structured credit strategy that primarily focuses on the securitized mortgage market performing particularly well.

Did derivative strategies have an impact on performance?

We can use a variety of derivatives to implement certain strategies or positions within the portfolio; however, evaluating performance of derivatives alone does not provide meaningful insight into the performance of strategies or positions.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Holdings and allocations may vary over time.

6 Absolute Return 500 Fund

During the period, contributors to performance included futures used to manage exposure to market risk, hedge prepayment and interest-rate risk, gain exposure to interest rates, and equitize cash, as well as forward currency contracts used to hedge foreign exchange risk and gain exposure to currencies.

Derivative strategies that detracted from performance included options purchased and written to hedge duration, convexity, and prepayment risk, isolate prepayment risk, gain exposure to interest rates, hedge against changes in values of securities owned or expected to own, generate additional income, enhance returns of securities, gain exposure to securities, and manage downside risks. Detractors also included total return swaps used to hedge, manage, and/or gain exposure to specific markets, countries, sectors, industries, securities and baskets of securities, and interest-rate swaps used to hedge interest-rate and prepayment risk and to gain exposure to rates.

What is your outlook for the coming months?

During the period, the global economy demonstrated its ability to perform well against an evolving backdrop of political uncertainties. Although tax reform and trade policy legislation have been slow to develop in the United States, consumer confidence has remained high and markets have behaved much as we would expect in a rising rate environment. In Europe, populist candidates that advocate disrupting trade relationships have mostly failed to gain traction, but we will monitor ongoing elections there, as well as the “Brexit”

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Absolute Return 500 Fund 7

negotiations between the United Kingdom and the European Union.

In our view, global economies appear to be normalizing, and we think this is particularly true in the United States, where the Fed has shifted its focus and indicated that it may begin to sell off bonds it purchased during years of quantitative easing. Central banks outside of the United States, in contrast to the Fed, have continued to hold the line on rates, but have been signaling that this could be changing.

How do you plan to position the fund as we move further into 2017?

Currently, we favor non-directional risk over directional risk. The global economic picture may be largely positive, but it is also complicated, and our non-directional strategies allow us to seek to generate returns regardless of where global markets move from here. Within directional exposures, we continue to be tactical across markets where we see opportunity apart from current trends. Within the United States, we believe it will likely take some time for domestic political and economic factors to play out, and this could dampen what have been strong recent stock returns, in our view, making flexibility all the more important. How the markets digest ongoing divergence in global interest-rate policy will help determine our fixed-income selections and future portfolio positioning decisions.

Thank you for your time and for bringing us up to date, Bob.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

8 Absolute Return 500 Fund

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2017, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class P, R, R6, and Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/17

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months

Class A (12/23/08)
Before sales charge	36.50%	3.80%	13.45%	2.56%	6.58%	2.15%	5.21%	3.45%

After sales charge	28.65	3.06	6.92	1.35	0.45	0.15	–0.84	–2.50

Class B (12/23/08)
Before CDSC	28.51	3.05	9.27	1.79	4.20	1.38	4.40	3.12

After CDSC	28.51	3.05	7.30	1.42	1.36	0.45	–0.60	–1.88

Class C (12/23/08)
Before CDSC	28.22	3.02	9.28	1.79	4.11	1.35	4.32	3.03

After CDSC	28.22	3.02	9.28	1.79	4.11	1.35	3.32	2.03

Class M (12/23/08)
Before sales charge	30.84	3.27	10.64	2.04	4.94	1.62	4.58	3.20

After sales charge	26.26	2.83	6.76	1.32	1.27	0.42	0.92	–0.41

Class P (8/31/16)
Net asset value	39.53	4.07	14.94	2.82	7.43	2.42	5.47	3.61

Class R (12/23/08)
Net asset value	33.65	3.53	12.09	2.31	5.71	1.87	4.91	3.28

Class R6 (7/2/12)
Net asset value	39.97	4.11	15.30	2.89	7.64	2.49	5.56	3.70

Class Y (12/23/08)
Net asset value	39.41	4.06	14.83	2.80	7.34	2.39	5.38	3.62

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class P, R, R6, and Y shares have no initial sales charge or CDSC. Performance for class P and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class P and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Absolute Return 500 Fund 9

Comparative index returns For periods ended 4/30/17

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months

BofA Merrill Lynch U.S.
Treasury Bill Index	1.56%	0.19%	0.88%	0.18%	0.66%	0.22%	0.40%	0.22%

Bloomberg Barclays U.S.
Aggregate Bond Index	38.46	3.97	11.87	2.27	8.19	2.66	0.83	–0.67

S&P 500 Index	230.54	15.39	89.81	13.68	34.83	10.47	17.92	13.32

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/17

	Life of	Annual		Annual		Annual
	fund	average	5 years	average	3 years	average	1 year	6 months

Class A (12/23/08)
Before sales charge	35.64%	3.75%	13.44%	2.55%	5.91%	1.93%	4.55%	2.51%

After sales charge	27.84	3.01	6.92	1.35	–0.18	–0.06	–1.47	–3.39

Class B (12/23/08)
Before CDSC	27.70	3.00	9.36	1.80	3.62	1.19	3.73	2.07

After CDSC	27.70	3.00	7.39	1.44	0.80	0.27	–1.27	–2.93

Class C (12/23/08)
Before CDSC	27.52	2.98	9.27	1.79	3.53	1.16	3.74	2.08

After CDSC	27.52	2.98	9.27	1.79	3.53	1.16	2.74	1.08

Class M (12/23/08)
Before sales charge	30.12	3.23	10.63	2.04	4.37	1.43	3.91	2.16

After sales charge	25.57	2.79	6.76	1.32	0.71	0.24	0.28	–1.42

Class P (8/31/16)
Net asset value	38.66	4.03	14.93	2.82	6.85	2.23	4.81	2.68

Class R (12/23/08)
Net asset value	32.94	3.50	12.10	2.31	5.24	1.72	4.26	2.36

Class R6 (7/2/12)
Net asset value	39.10	4.07	15.30	2.89	6.97	2.27	4.90	2.67

Class Y (12/23/08)
Net asset value	38.53	4.02	14.83	2.80	6.76	2.20	4.72	2.59

See the discussion following the fund performance table on page 9 for information about the calculation of fund performance.

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Fund price and distribution information For the six-month period ended 4/30/17

	Class A		Class B	Class C	Class M		Class P	Class R	Class R6	Class Y

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/16	$10.74	$11.40	$10.58	$10.55	$10.61	$10.99	$10.79	$10.97	$10.81	$10.78

4/30/17	11.11	11.79	10.91	10.87	10.95	11.35	11.18	11.33	11.21	11.17

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

The fund made no distributions during the period.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y

Net expenses for the fiscal
year ended 10/31/16*	1.07%	1.82%	1.82%	1.57%	0.70%‡	1.32%	0.74%	0.82%

Total annual operating
expenses for the fiscal year
ended 10/31/16	1.10%	1.85%	1.85%	1.60%	0.73%‡	1.35%	0.77%	0.85%

Annualized expense ratio
for the six-month period
ended 4/30/17†	1.03%	1.78%	1.78%	1.53%	0.65%	1.28%	0.69%	0.78%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Prospectus expense information also includes the impact of acquired fund fees and expenses of 0.02%, which is not included in the financial highlights or annualized expense ratios. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 2/28/18.

† Includes a decrease of 0.14% from annualizing the performance fee adjustment for the six months ended 4/30/17.

‡ Other expenses are based on expenses of class A shares for the fund’s last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

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Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/16 to 4/30/17. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y

Expenses paid per $1,000 *†	$5.20	$8.96	$8.96	$7.71	$3.28	$6.45	$3.48	$3.94

Ending value (after expenses)	$1,034.50	$1,031.20	$1,030.30	$1,032.00	$1,036.10	$1,032.80	$1,037.00	$1,036.20

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/17. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/17, use the following calculation method. To find the value of your investment on 11/1/16, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class P	Class R	Class R6	Class Y

Expenses paid per $1,000 *†	$5.16	$8.90	$8.90	$7.65	$3.26	$6.41	$3.46	$3.91

Ending value (after expenses)	$1,019.69	$1,015.97	$1,015.97	$1,017.21	$1,021.57	$1,018.45	$1,021.37	$1,020.93

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/17. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

12 Absolute Return 500 Fund

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC.

Class P shares require no minimum initial investment amount and no minimum subsequent investment amount. There is no initial or deferred sales charge. They are available only to other Putnam funds and other accounts managed by Putnam Management or its affiliates.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

Absolute Return 500 Fund 13

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

JPMorgan Developed High Yield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries.

MSCI EAFE Index (ND) is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia. Calculated with net dividends (ND), this total return index reflects the reinvestment of dividends after the deduction of withholding taxes, using a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

14 Absolute Return 500 Fund

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2016, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Form N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2017, Putnam employees had approximately $494,000,000 and the Trustees had approximately $139,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Absolute Return 500 Fund 15

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16 Absolute Return 500 Fund

The fund’s portfolio 4/30/17 (Unaudited)

COMMON STOCKS (29.2%)*	Shares	Value

Basic materials (1.6%)

Adecoagro SA (Argentina) †	36,200	$401,458

Anhui Conch Cement Co., Ltd. (China)	341,500	1,196,382

Ashland Global Holdings, Inc.	2,200	271,700

Bemis Co., Inc.	6,400	287,552

China Lesso Group Holdings, Ltd. (China)	1,224,000	975,631

China Railway Construction Corp., Ltd. (China)	1,124,500	1,572,899

Lotte Chemical Corp. (South Korea)	5,610	1,686,106

PTT Global Chemical PCL (Thailand)	965,200	2,092,801

Reliance Steel & Aluminum Co.	4,100	323,162

Sappi, Ltd. (South Africa)	186,930	1,388,993

Sherwin-Williams Co. (The)	3,200	1,070,976

Siam Cement PCL (The) (Thailand)	128,250	1,979,922

Sinopec Shanghai Petrochemical Co., Ltd. (China)	2,474,000	1,383,571

Sonoco Products Co.	5,400	282,474

		14,913,627

Capital goods (1.9%)

Allison Transmission Holdings, Inc.	18,900	731,052

Avery Dennison Corp.	12,300	1,023,483

Berry Plastics Group, Inc. †	6,400	320,000

BWX Technologies, Inc.	7,300	358,941

Carlisle Cos., Inc.	2,100	212,919

China Railway Group, Ltd. (China)	1,889,000	1,602,834

Crown Holdings, Inc. †	6,800	381,412

General Dynamics Corp.	8,100	1,569,699

Honeywell International, Inc.	19,400	2,544,116

L3 Technologies, Inc.	2,600	446,602

Northrop Grumman Corp.	10,800	2,656,368

Raytheon Co.	17,400	2,700,654

United Tractors Tbk PT (Indonesia)	684,600	1,381,630

Waste Management, Inc.	27,500	2,001,450

		17,931,160

Communication services (2.9%)

AT&T, Inc.	24,100	955,083

China Mobile, Ltd. (China)	43,000	458,561

Comcast Corp. Class A	30,200	1,183,538

DISH Network Corp. Class A † S	169,679	10,934,102

Juniper Networks, Inc.	60,800	1,828,256

LG Uplus Corp. (South Korea)	159,840	2,029,781

SK Telecom Co., Ltd. (South Korea)	8,811	1,854,499

Telecom Argentina SA ADR (Argentina)	20,200	457,732

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	7,094,000	2,325,814

Telkom SA SOC, Ltd. (South Africa)	341,474	1,910,798

Verizon Communications, Inc.	63,596	2,919,692

		26,857,856

Consumer cyclicals (2.9%)

Alfa SAB de CV (Mexico)	248,571	340,799

Aramark	4,800	175,296

Automatic Data Processing, Inc.	25,300	2,643,597

Absolute Return 500 Fund 17

COMMON STOCKS (29.2%)* cont.	Shares	Value

Consumer cyclicals cont.

AutoZone, Inc. † S	2,300	$1,592,037

Carter’s, Inc.	2,700	248,508

CBS Corp. Class B (non-voting shares)	16,300	1,084,928

China Dongxiang Group Co., Ltd. (China)	1,528,000	290,735

Clorox Co. (The)	1,300	173,797

Dollar General Corp.	23,700	1,723,227

Genting Bhd (Malaysia)	537,900	1,219,290

Great Wall Motor Co., Ltd. (China)	795,000	862,625

Hankook Tire Co., Ltd. (South Korea)	11,108	574,972

Hasbro, Inc.	11,500	1,139,765

Home Depot, Inc. (The)	2,500	390,250

Hyatt Hotels Corp. Class A †	5,100	283,050

Imperial Holdings, Ltd. (South Africa)	43,157	545,738

Interpublic Group of Cos., Inc. (The)	29,400	692,958

Itausa — Investimentos Itau SA (Preference) (Brazil)	35,500	110,614

John Wiley & Sons, Inc. Class A	2,800	147,560

Kimberly-Clark Corp.	2,000	259,500

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)	262,346	559,943

Lowe’s Cos., Inc.	27,000	2,291,760

Madison Square Garden Co. (The) Class A †	800	161,416

Naspers, Ltd. Class N (South Africa)	1,158	219,971

News Corp. Class B	7,600	98,800

Omnicom Group, Inc.	1,152	94,602

PVH Corp.	2,300	232,369

Qualicorp SA (Brazil)	155,200	1,105,061

Scotts Miracle-Gro Co. (The) Class A	2,700	260,820

ServiceMaster Global Holdings, Inc. †	12,300	468,630

Smiles SA (Brazil)	111,200	2,418,755

TJX Cos., Inc. (The)	16,000	1,258,240

Twenty-First Century Fox, Inc.	49,500	1,511,730

Vail Resorts, Inc.	800	158,128

Vantiv, Inc. Class A †	22,800	1,414,512

World Fuel Services Corp.	4,600	169,418

		26,923,401

Consumer staples (2.4%)

Altria Group, Inc.	44,400	3,187,032

Church & Dwight Co., Inc.	7,400	366,522

Colgate-Palmolive Co.	25,000	1,801,000

Constellation Brands, Inc. Class A	1,200	207,048

Coty, Inc. Class A	5,571	99,442

CVS Health Corp.	22,000	1,813,680

General Mills, Inc.	24,600	1,414,746

Gruma SAB de CV Class B (Mexico)	138,083	1,841,449

Hanwha Corp. (South Korea)	35,205	1,235,996

Hershey Co. (The)	16,400	1,774,480

Indofood Sukses Makmur Tbk PT (Indonesia)	971,200	610,233

JBS SA (Brazil)	516,971	1,672,719

McDonald’s Corp.	21,200	2,966,516

PepsiCo, Inc.	1,700	192,576

18 Absolute Return 500 Fund

COMMON STOCKS (29.2%)* cont.	Shares	Value

Consumer staples cont.

Philip Morris International, Inc.	900	$99,756

Pool Corp.	2,100	251,202

Procter & Gamble Co. (The)	8,114	708,596

Sao Martinho SA (Brazil)	74,226	416,258

Sysco Corp.	30,300	1,601,961

US Foods Holding Corp. †	3,000	84,600

		22,345,812

Energy (1.4%)

Dril-Quip, Inc. †	2,100	108,255

Exxon Mobil Corp.	51,202	4,180,643

Petrobras Argentina SA ADR (Argentina) †	24,400	275,720

Phillips 66	7,500	596,700

Schlumberger, Ltd.	34,200	2,482,578

SK Innovation Co., Ltd. (South Korea)	9,104	1,368,120

Surgutneftegas OJSC ADR (Russia)	173,401	848,971

TechnipFMC PLC (United Kingdom) †	17,800	536,314

Vantage Drilling International (Units) †	1,527	251,955

YPF SA ADR (Argentina)	100,200	2,588,166

		13,237,422

Financials (6.6%)

Aflac, Inc.	10,300	771,264

AGNC Investment Corp. R	69,600	1,466,472

Agricultural Bank of China, Ltd. (China)	4,944,000	2,281,841

Alleghany Corp. †	300	183,210

Allstate Corp. (The)	3,800	308,902

Ally Financial, Inc.	21,200	419,760

American Financial Group, Inc.	2,300	223,813

Annaly Capital Management, Inc. R	63,800	753,478

Aspen Insurance Holdings, Ltd.	5,400	282,690

Associated Banc-Corp.	4,700	117,030

Assured Guaranty, Ltd.	5,400	205,902

Banco do Brasil SA (Brazil)	119,400	1,235,737

Banco Macro SA ADR (Argentina)	14,700	1,260,084

Bank Negara Indonesia Persero Tbk PT (Indonesia)	2,771,900	1,325,746

Bank of China, Ltd. (China)	3,069,000	1,487,479

Bank of Communications Co., Ltd. (Rights) (China)	4,398	—

Bank of Communications Co., Ltd. (China)	2,199,000	1,693,420

Bank of New York Mellon Corp. (The)	18,400	865,904

BBVA Banco Frances SA ADR (Argentina)	21,600	395,280

Berkshire Hathaway, Inc. Class B †	8,800	1,453,848

Brandywine Realty Trust R	8,900	151,033

Broadridge Financial Solutions, Inc.	7,300	510,562

Capital One Financial Corp.	12,200	980,636

Chimera Investment Corp. R	28,400	578,224

China Cinda Asset Management Co., Ltd. (China)	3,618,000	1,376,806

China Construction Bank Corp. (China)	3,681,000	2,990,855

China Huarong Asset Management Co., Ltd. (China) †	534,000	225,179

Chongqing Rural Commercial Bank Co., Ltd. (China)	1,377,000	947,110

CIFI Holdings Group Co., Ltd. (China)	780,000	281,782

Absolute Return 500 Fund 19

COMMON STOCKS (29.2%)* cont.	Shares	Value

Financials cont.

CoreLogic, Inc. †	6,300	$269,262

Corporate Office Properties Trust R	5,100	166,974

Discover Financial Services	17,300	1,082,807

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey) R	870,046	722,599

Equity Commonwealth † R	7,500	239,925

Equity Lifestyle Properties, Inc. R	2,300	186,093

Equity Residential Trust R S	11,200	723,296

Everest Re Group, Ltd.	2,236	562,824

Fubon Financial Holding Co., Ltd. (Taiwan)	1,357,000	2,127,410

Grupo Financiero Galicia SA ADR (Argentina) S	35,200	1,375,264

Guangzhou R&F Properties Co., Ltd. (China)	1,136,800	1,914,555

Hanover Insurance Group, Inc. (The)	1,400	123,578

Highwealth Construction Corp. (Taiwan)	165,000	278,363

Highwoods Properties, Inc. R	4,600	234,048

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	16,909	545,356

Industrial & Commercial Bank of China, Ltd. (China)	4,996,000	3,262,862

Industrial Bank of Korea (South Korea)	176,369	1,937,440

Intercontinental Exchange, Inc.	15,100	909,020

Itau Unibanco Holding SA ADR (Preference) (Brazil)	93,341	1,148,094

KB Financial Group, Inc. (South Korea)	3,389	149,213

Liberty Property Trust R	5,400	219,078

Macerich Co. (The) R	4,300	268,449

Macquarie Mexico Real Estate Management SA de CV (Mexico) R	356,049	389,994

Marsh & McLennan Cos., Inc.	15,900	1,178,667

MFA Financial, Inc. R	36,900	306,639

Mid-America Apartment Communities, Inc. R	1,546	153,379

MRV Engenharia e Participacoes SA (Brazil)	274,652	1,379,296

Old Mutual PLC (South Africa)	756,175	1,900,031

People’s Insurance Co. Group of China, Ltd. (China)	2,868,000	1,183,577

PNC Financial Services Group, Inc. (The)	21,500	2,574,625

Popular, Inc. (Puerto Rico)	9,100	381,381

Public Storage R	700	146,566

Regency Centers Corp. R	6,740	425,833

Reinsurance Group of America, Inc.	3,100	387,624

Retail Properties of America, Inc. Class A R	7,500	100,050

Sberbank of Russia PJSC ADR (Russia)	107,918	1,283,145

Shinhan Financial Group Co., Ltd. (South Korea)	21,638	904,198

SunTrust Banks, Inc.	16,100	914,641

TCF Financial Corp.	15,000	247,650

Travelers Cos., Inc. (The)	8,700	1,058,442

Two Harbors Investment Corp. R	36,800	367,632

U.S. Bancorp	20,500	1,051,240

Voya Financial, Inc.	23,700	885,906

Weingarten Realty Investors R	3,800	124,526

Wells Fargo & Co.	49,400	2,659,696

Western Alliance Bancorp †	5,100	244,290

		63,469,585

20 Absolute Return 500 Fund

COMMON STOCKS (29.2%)* cont.	Shares	Value

Health care (2.4%)

AmerisourceBergen Corp. S	7,700	$631,785

C.R. Bard, Inc.	2,600	799,448

Charles River Laboratories International, Inc. †	2,100	188,370

DaVita Inc. †	14,200	979,942

Intuitive Surgical, Inc. †	1,900	1,588,153

Johnson & Johnson	35,500	4,383,185

McKesson Corp.	11,400	1,576,506

Merck & Co., Inc.	21,200	1,321,396

Pfizer, Inc.	98,100	3,327,552

Richter Gedeon Nyrt (Hungary)	80,612	1,951,971

Thermo Fisher Scientific, Inc.	15,900	2,628,747

UnitedHealth Group, Inc.	18,400	3,217,792

VWR Corp. †	4,300	121,518

Waters Corp. †	1,100	186,879

		22,903,244

Technology (5.4%)

Agilent Technologies, Inc.	10,500	578,025

Alibaba Group Holding, Ltd. ADR (China) † S	13,075	1,510,163

Alphabet, Inc. Class A †	4,800	4,437,696

Amdocs, Ltd.	9,800	600,152

Apple, Inc.	15,413	2,214,077

Applied Materials, Inc.	63,200	2,566,552

AU Optronics Corp. (Taiwan)	378,000	157,860

Cisco Systems, Inc.	102,400	3,488,768

CommerceHub, Inc. Ser. C †	9,000	143,280

eBay, Inc. †	74,600	2,492,386

Fiserv, Inc. †	13,000	1,548,820

Fitbit, Inc. Class A † S	39,600	226,512

Foxconn Technology Co., Ltd. (Taiwan)	637,310	1,943,340

Genpact, Ltd.	9,500	231,990

Globant SA (Luxembourg) † S	22,400	848,736

Hon Hai Precision Industry Co., Ltd. (Taiwan)	1,077,500	3,528,454

Intuit, Inc.	7,200	901,512

Microsoft Corp.	13,619	932,357

Motorola Solutions, Inc.	6,000	515,820

MSCI, Inc.	2,200	220,704

NetEase, Inc. ADR (China)	5,496	1,458,583

Paychex, Inc.	34,000	2,015,520

Samsung Electronics Co., Ltd. (South Korea)	4,278	8,387,572

SK Hynix, Inc. (South Korea)	26,593	1,261,993

Synopsys, Inc. †	9,800	722,260

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	76,762	2,538,519

Tencent Holdings, Ltd. (China)	92,000	2,878,862

Texas Instruments, Inc.	23,400	1,852,812

Tripod Technology Corp. (Taiwan)	188,000	531,517

		50,734,842

Transportation (0.6%)

AirAsia Bhd (Malaysia)	1,008,500	778,271

Eva Airways Corp. (Taiwan)	1,018,000	501,054

Absolute Return 500 Fund 21

COMMON STOCKS (29.2%)* cont.	Shares	Value

Transportation cont.

MISC Bhd (Malaysia)	503,400	$850,017

Southwest Airlines Co.	13,000	730,860

United Parcel Service, Inc. Class B	23,886	2,566,790

		5,426,992

Utilities and power (1.1%)

American Electric Power Co., Inc.	14,500	983,535

American Water Works Co., Inc.	6,100	486,536

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	75,900	699,924

CPFL Energia SA (Brazil)	49,700	407,114

Eversource Energy	6,300	374,220

Great Plains Energy, Inc.	10,600	313,654

Korea Electric Power Corp. (South Korea)	14,768	588,566

NiSource, Inc.	15,800	383,150

Pampa Energia SA ADR (Argentina) † S	17,100	932,634

PG&E Corp.	22,500	1,508,625

Southern Co. (The)	23,500	1,170,300

Tenaga Nasional Bhd (Malaysia)	692,400	2,223,464

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights) F	11,847	11,847

Westar Energy, Inc.	5,500	286,165

		10,369,734

Total common stocks (cost $227,025,088)		$275,113,675

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (18.4%)*	amount	Value

U.S. Government Agency Mortgage Obligations (18.4%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates

3.50%, 8/1/43	$722,461	$750,485

3.00%, 3/1/43	651,623	655,543

Federal National Mortgage Association Pass-Through Certificates

5.50%, 1/1/38	634,014	707,856

5.50%, TBA, 5/1/47	2,000,000	2,225,312

4.50%, TBA, 5/1/47	6,000,000	6,456,563

4.00%, TBA, 5/1/47	6,000,000	6,319,687

3.50%, with due dates from 7/1/43 to 11/1/45	1,589,125	1,642,959

3.50%, TBA, 6/1/47	56,000,000	57,470,000

3.50%, TBA, 5/1/47	56,000,000	57,588,126

3.00%, TBA, 6/1/47	8,000,000	7,978,125

3.00%, TBA, 5/1/47	17,000,000	16,985,390

2.50%, TBA, 5/1/47	15,000,000	14,444,532

Total U.S. government and agency mortgage obligations (cost $172,253,081)		$173,224,578

	Principal
MORTGAGE-BACKED SECURITIES (10.2%)*	amount	Value

Agency collateralized mortgage obligations (6.1%)

Federal Home Loan Mortgage Corporation

IFB Ser. 2990, Class LB, 14.404%, 6/15/34	$82,141	$98,674

IFB Ser. 3232, Class KS, IO, 5.306%, 10/15/36	367,735	47,806

IFB Ser. 4104, Class S, IO, 5.106%, 9/15/42	417,573	82,818

IFB Ser. 4073, Class AS, IO, 5.056%, 8/15/38	3,660,506	366,914

22 Absolute Return 500 Fund

	Principal
MORTGAGE-BACKED SECURITIES (10.2%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Federal Home Loan Mortgage Corporation

IFB Ser. 3852, Class NT, 5.006%, 5/15/41	$1,484,636	$1,504,747

Ser. 4601, Class PI, IO, 4.50%, 12/15/45	1,549,026	273,403

Ser. 4322, Class ID, IO, 4.50%, 5/15/43	4,059,011	643,891

Ser. 4122, Class TI, IO, 4.50%, 10/15/42	837,865	169,165

Ser. 4568, Class MI, IO, 4.00%, 4/15/46	3,092,350	487,045

Ser. 4601, Class IC, IO, 4.00%, 12/15/45	2,748,541	426,848

Ser. 4530, Class HI, IO, 4.00%, 11/15/45	2,815,952	453,650

Ser. 4462, IO, 4.00%, 4/15/45	1,133,781	222,731

Ser. 4452, Class QI, IO, 4.00%, 11/15/44	2,530,724	514,749

Ser. 4389, Class IA, IO, 4.00%, 9/15/44	2,442,405	408,370

Ser. 4355, Class DI, IO, 4.00%, 3/15/44	2,475,958	306,028

Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,849,653	293,827

Ser. 4121, Class MI, IO, 4.00%, 10/15/42	1,230,695	238,447

Ser. 4116, Class MI, IO, 4.00%, 10/1/42	2,131,324	417,469

Ser. 4213, Class GI, IO, 4.00%, 11/15/41	675,633	93,778

Ser. 4604, Class QI, IO, 3.50%, 7/15/46	3,744,426	615,209

Ser. 4501, Class BI, IO, 3.50%, 10/15/43	3,136,336	443,196

Ser. 303, Class C18, IO, 3.50%, 1/15/43	1,700,914	328,216

Ser. 4121, Class AI, IO, 3.50%, 10/15/42	3,106,240	545,159

Ser. 4136, Class IW, IO, 3.50%, 10/15/42	1,955,013	261,685

Ser. 4097, Class PI, IO, 3.50%, 11/15/40	2,073,206	274,905

Ser. 4150, Class DI, IO, 3.00%, 1/15/43	1,540,422	195,441

Ser. 4158, Class TI, IO, 3.00%, 12/15/42	3,542,917	378,242

Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,392,567	134,801

Ser. 4206, Class IP, IO, 3.00%, 12/15/41	2,270,816	221,508

FRB Ser. 8, Class A9, IO, 0.445%, 11/15/28	161,083	2,215

FRB Ser. 59, Class 1AX, IO, 0.274%, 10/25/43	421,063	4,194

Ser. 48, Class A2, IO, 0.212%, 7/25/33	634,488	4,684

Ser. 315, PO, zero %, 9/15/43	2,471,846	1,925,958

Ser. 3206, Class EO, PO, zero %, 8/15/36	24,952	21,996

Ser. 3175, Class MO, PO, zero %, 6/15/36	21,312	17,918

Federal National Mortgage Association

IFB Ser. 05-74, Class NK, 22.547%, 5/25/35	48,212	68,086

IFB Ser. 11-4, Class CS, 10.919%, 5/25/40	506,927	584,535

Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	2,263,773	534,174

IFB Ser. 12-68, Class BS, IO, 5.009%, 7/25/42	4,537,944	784,683

Ser. 397, Class 2, IO, 5.00%, 9/25/39	19,366	4,089

Ser. 421, Class C6, IO, 4.00%, 5/25/45	2,385,201	475,845

Ser. 14-47, Class IP, IO, 4.00%, 3/25/44	1,619,720	278,202

Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	2,683,607	509,349

Ser. 12-96, Class PI, IO, 4.00%, 7/25/41	1,075,037	161,567

Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	2,099,957	294,018

Ser. 16-98, Class QI, IO, 3.50%, 2/25/46	3,074,947	466,531

Ser. 12-118, Class IC, IO, 3.50%, 11/25/42	3,676,446	653,396

Ser. 12-136, Class PI, IO, 3.50%, 11/25/42	1,256,065	133,332

Ser. 14-10, IO, 3.50%, 8/25/42	1,052,052	165,571

Ser. 12-101, Class PI, IO, 3.50%, 8/25/40	1,317,732	154,237

Ser. 14-76, IO, 3.50%, 11/25/39	3,305,673	347,259

Absolute Return 500 Fund 23

	Principal
MORTGAGE-BACKED SECURITIES (10.2%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Federal National Mortgage Association

Ser. 13-21, Class AI, IO, 3.50%, 3/25/33	$1,976,614	$284,895

Ser. 12-129, Class IJ, IO, 3.50%, 12/25/32	791,707	121,725

Ser. 16-50, Class PI, IO, 3.00%, 8/25/46	3,100,608	472,533

Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	1,477,884	165,671

Ser. 13-1, Class MI, IO, 3.00%, 1/25/43	2,823,987	261,784

Ser. 13-8, Class NI, IO, 3.00%, 12/25/42	2,636,531	275,951

Ser. 6, Class BI, IO, 3.00%, 12/25/42	2,203,854	165,950

Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	2,192,529	179,568

Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	3,801,964	259,522

Ser. 13-31, Class NI, IO, 3.00%, 6/25/41	3,090,722	225,001

Ser. 98-W5, Class X, IO, 0.619%, 7/25/28	315,583	15,385

Ser. 98-W2, Class X, IO, 0.536%, 6/25/28	1,022,647	49,854

Government National Mortgage Association

Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	2,363,007	462,630

IFB Ser. 13-129, Class SN, IO, 5.157%, 9/20/43	461,332	73,273

IFB Ser. 16-77, Class SC, IO, 5.107%, 10/20/45	1,802,909	342,946

IFB Ser. 13-99, Class VS, IO, 5.106%, 7/16/43	566,803	92,015

Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,807,186	377,250

Ser. 14-182, Class KI, IO, 5.00%, 10/20/44	2,067,759	423,188

Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	2,172,374	458,154

Ser. 14-122, Class IC, IO, 5.00%, 8/20/44	1,051,460	206,559

Ser. 14-76, IO, 5.00%, 5/20/44	2,197,905	451,774

Ser. 14-163, Class NI, IO, 5.00%, 2/20/44	1,266,932	242,301

Ser. 14-2, Class IC, IO, 5.00%, 1/16/44	2,926,625	641,515

Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	806,558	170,801

Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	66,853	4,614

Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	450,769	95,036

Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	555,336	115,071

Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,371,927	502,301

Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,463,709	307,555

Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	3,495,389	695,043

Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	1,508,440	340,455

Ser. 11-18, Class PI, IO, 4.50%, 8/20/40	45,766	6,073

Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	1,039,326	202,336

Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	527,548	105,617

Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	665,086	128,377

Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	483,566	96,005

Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	1,655,356	360,622

Ser. 10-103, Class DI, IO, 4.50%, 12/20/38	703,721	33,307

Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	5,314,561	910,331

Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	1,259,672	216,769

Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	1,025,000	198,594

Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	4,069,564	722,715

Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	2,236,149	485,262

Ser. 15-40, IO, 4.00%, 3/20/45	777,933	165,153

Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	892,943	143,165

Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	4,375,945	867,505

Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,369,464	236,678

24 Absolute Return 500 Fund

	Principal
MORTGAGE-BACKED SECURITIES (10.2%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Government National Mortgage Association

Ser. 14-104, IO, 4.00%, 3/20/42	$2,417,231	$426,158

Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	935,495	145,844

Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	4,858,321	711,881

Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	2,091,648	336,588

Ser. 14-133, Class AI, IO, 4.00%, 10/20/36	2,663,332	274,621

Ser. 15-111, Class IJ, IO, 3.50%, 8/20/45	1,860,855	281,734

Ser. 15-64, Class PI, IO, 3.50%, 5/20/45	2,969,090	447,323

Ser. 16-136, Class YI, IO, 3.50%, 3/20/45	2,398,068	323,739

Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	3,214,888	557,603

Ser. 15-24, Class CI, IO, 3.50%, 2/20/45	1,079,229	219,705

Ser. 15-24, Class IA, IO, 3.50%, 2/20/45	1,263,643	201,236

Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	1,112,106	124,667

Ser. 13-76, IO, 3.50%, 5/20/43	893,038	144,940

Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	2,304,062	347,959

Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	1,616,176	226,006

Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	986,727	153,288

Ser. 12-145, IO, 3.50%, 12/20/42	1,223,842	195,591

Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	469,328	73,074

Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	3,572,155	693,713

Ser. 13-37, Class LI, IO, 3.50%, 1/20/42	911,431	120,426

Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	2,166,493	255,841

Ser. 15-36, Class GI, IO, 3.50%, 6/16/41	1,401,861	166,962

Ser. 12-71, Class JI, IO, 3.50%, 4/16/41	704,471	52,942

Ser. 12-51, Class GI, IO, 3.50%, 7/20/40	3,097,677	375,593

Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	2,002,906	142,787

Ser. 13-79, Class XI, IO, 3.50%, 11/20/39	2,528,676	332,686

Ser. 183, Class AI, IO, 3.50%, 10/20/39	2,166,283	247,108

Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,741,702	254,724

Ser. 15-118, Class EI, IO, 3.50%, 7/20/39	3,280,923	316,301

Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	3,087,286	319,997

Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	3,619,791	351,844

Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	5,660,645	531,478

Ser. 15-124, Class DI, IO, 3.50%, 1/20/38	4,002,078	507,712

Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	1,619,587	198,764

Ser. 14-115, Class QI, IO, 3.00%, 3/20/29	1,658,177	152,735

Ser. 15-H22, Class GI, IO, 2.58%, 9/20/65	5,033,215	666,901

Ser. 16-H03, Class AI, IO, 2.366%, 1/20/66	7,061,346	745,855

Ser. 15-H09, Class AI, IO, 2.362%, 4/20/65	5,536,789	538,176

Ser. 16-H04, Class HI, IO, 2.36%, 7/20/65	2,618,226	283,554

Ser. 16-H02, Class BI, IO, 2.234%, 11/20/65	10,124,907	1,051,279

FRB Ser. 15-H16, Class XI, IO, 2.227%, 7/20/65	4,160,865	475,171

FRB Ser. 16-H16, Class DI, IO, 2.20%, 6/20/66	1,709,699	216,918

Ser. 15-H25, Class BI, IO, 2.197%, 10/20/65	8,026,255	860,415

Ser. 15-H20, Class CI, IO, 2.162%, 8/20/65	8,505,818	986,598

Ser. 16-H04, Class KI, IO, 2.119%, 2/20/66	6,441,579	551,560

Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66	2,821,696	308,623

Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65	10,035,163	822,883

Ser. 14-H21, Class AI, IO, 1.958%, 10/20/64	6,676,588	630,270

Absolute Return 500 Fund 25

	Principal
MORTGAGE-BACKED SECURITIES (10.2%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.

Government National Mortgage Association

Ser. 15-H15, Class JI, IO, 1.944%, 6/20/65	$5,446,327	$569,141

Ser. 15-H19, Class NI, IO, 1.909%, 7/20/65	6,343,857	636,289

Ser. 15-H25, Class EI, IO, 1.842%, 10/20/65	5,865,586	544,326

Ser. 15-H18, Class IA, IO, 1.825%, 6/20/65	3,223,566	253,372

Ser. 15-H10, Class CI, IO, 1.804%, 4/20/65	6,012,754	583,315

Ser. 15-H26, Class GI, IO, 1.789%, 10/20/65	5,003,282	483,317

Ser. 15-H26, Class EI, IO, 1.719%, 10/20/65	4,589,863	431,906

Ser. 15-H09, Class BI, IO, 1.691%, 3/20/65	8,015,217	662,057

Ser. 15-H10, Class EI, IO, 1.633%, 4/20/65	5,599,964	348,878

Ser. 15-H25, Class AI, IO, 1.612%, 9/20/65	7,882,768	636,928

Ser. 15-H24, Class BI, IO, 1.612%, 8/20/65	8,617,193	554,086

Ser. 15-H14, Class BI, IO, 1.584%, 5/20/65	5,921,039	363,552

Ser. 16-H08, Class GI, IO, 1.43%, 4/20/66	8,399,752	544,304

Ser. 11-H08, Class GI, IO, 1.256%, 3/20/61	11,279,068	551,546

Ser. 15-H26, Class CI, IO, 0.57%, 8/20/65	12,821,961	217,973

GSMPS Mortgage Loan Trust 144A

FRB Ser. 98-4, IO, 1.147%, 12/19/26	56,768	—

FRB Ser. 98-2, IO, 1.004%, 5/19/27	31,945	—

FRB Ser. 99-2, IO, 0.84%, 9/19/27	80,282	702

FRB Ser. 98-3, IO, zero %, 9/19/27	37,703	—

		57,132,855

Commercial mortgage-backed securities (2.4%)

Banc of America Commercial Mortgage Trust

Ser. 06-4, Class AJ, 5.695%, 7/10/46	114,177	113,963

FRB Ser. 07-1, Class XW, IO, 0.413%, 1/15/49	783,220	3,866

Banc of America Commercial Mortgage Trust 144A FRB Ser. 08-1,
Class C, 6.49%, 2/10/51	1,000,000	906,320

Banc of America Merrill Lynch Commercial Mortgage, Inc.

FRB Ser. 05-5, Class D, 5.581%, 10/10/45	94,532	94,490

FRB Ser. 05-1, Class C, 5.28%, 11/10/42	292,000	176,423

Ser. 05-3, Class AJ, 4.767%, 7/10/43	225,000	96,750

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-4, Class XC, IO, 0.019%, 7/10/42	110,954	22

Bear Stearns Commercial Mortgage Securities Trust

FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45	945,000	914,288

Ser. 05-PWR7, Class D, 5.304%, 2/11/41	375,000	367,710

Bear Stearns Commercial Mortgage Securities Trust 144A

FRB Ser. 06-PW11, Class B, 5.328%, 3/11/39	2,269,397	2,169,589

FRB Ser. 06-PW11, Class C, 5.328%, 3/11/39	320,000	161,795

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class E, 6.31%, 11/15/44	250,000	242,608

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B,
6.193%, 3/15/49	124,599	123,807

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11,
Class E, 4.602%, 4/10/46	1,041,000	762,741

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3,
Class F, 4.75%, 10/15/45	725,000	468,307

COMM Mortgage Trust FRB Ser. 07-C9, Class D, 5.979%, 12/10/49	300,000	291,885

COMM Mortgage Trust 144A Ser. 12-LC4, Class E, 4.25%, 12/10/44	452,000	344,786

26 Absolute Return 500 Fund

	Principal
MORTGAGE-BACKED SECURITIES (10.2%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3,
Class B, 4.882%, 7/15/37	$53,470	$53,310

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.207%, 5/15/38	163,316	28

GS Mortgage Securities Corp. II 144A

FRB Ser. 13-GC10, Class D, 4.557%, 2/10/46	125,000	118,900

FRB Ser. 13-GC10, Class E, 4.557%, 2/10/46	850,000	660,875

GS Mortgage Securities Trust 144A

FRB Ser. 13-GC16, Class D, 5.497%, 11/10/46	488,000	464,378

FRB Ser. 06-GG8, Class X, IO, 0.989%, 11/10/39	4,753,407	5,704

JPMBB Commercial Mortgage Securities Trust 144A

FRB Ser. 14-C18, Class D, 4.974%, 2/15/47	894,000	770,807

FRB Ser. 13-C14, Class E, 4.709%, 8/15/46	675,000	553,230

FRB Ser. 13-C12, Class E, 4.222%, 7/15/45	800,000	574,400

JPMorgan Chase Commercial Mortgage Securities Trust

FRB Ser. 07-CB20, Class AJ, 6.37%, 2/12/51	11,000	11,270

FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45	556,000	94,520

JPMorgan Chase Commercial Mortgage Securities Trust 144A

FRB Ser. 07-CB20, Class C, 6.47%, 2/12/51	501,000	440,880

FRB Ser. 12-C6, Class F, 5.313%, 5/15/45	334,000	293,820

Ser. 13-C13, Class E, 3.986%, 1/15/46	494,000	366,795

Ser. 13-C10, Class E, 3.50%, 12/15/47	234,000	172,060

Ser. 12-C6, Class G, 2.972%, 5/15/45	366,000	267,253

LB-UBS Commercial Mortgage Trust

Ser. 06-C6, Class D, 5.502%, 9/15/39	640,000	32,000

FRB Ser. 06-C6, Class C, 5.482%, 9/15/39	1,016,000	81,280

FRB Ser. 07-C2, Class XW, IO, 0.474%, 2/15/40	217,538	21

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D,
5.046%, 8/12/39	167,578	165,943

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO,
0.005%, 6/12/43	667,425	3

Morgan Stanley Bank of America Merrill Lynch Trust 144A

FRB Ser. 13-C11, Class E, 4.515%, 8/15/46	600,000	456,120

FRB Ser. 13-C11, Class F, 4.515%, 8/15/46	696,000	490,332

FRB Ser. 12-C6, Class G, 4.50%, 11/15/45	1,814,000	1,259,279

Ser. 13-C13, Class F, 3.707%, 11/15/46	1,285,000	852,175

Morgan Stanley Capital I Trust

FRB Ser. 06-HQ8, Class C, 5.627%, 3/12/44	950,000	950,000

Ser. 07-HQ11, Class D, 5.587%, 2/12/44	238,000	19,585

Ser. 07-HQ11, Class C, 5.558%, 2/12/44	861,000	262,605

Ser. 06-HQ10, Class B, 5.448%, 11/12/41	1,213,000	1,130,362

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F,
5.00%, 5/10/63	853,000	579,102

Wachovia Bank Commercial Mortgage Trust

FRB Ser. 06-C26, Class AJ, 6.309%, 6/15/45	485,000	356,475

FRB Ser. 06-C23, Class F, 5.781%, 1/15/45	492,318	489,610

FRB Ser. 06-C29, IO, 0.496%, 11/15/48	4,399,034	176

Absolute Return 500 Fund 27

	Principal
MORTGAGE-BACKED SECURITIES (10.2%)* cont.	amount	Value

Commercial mortgage-backed securities cont.

Wachovia Bank Commercial Mortgage Trust 144A

FRB Ser. 05-C21, Class E, 5.471%, 10/15/44	$387,000	$364,914

FRB Ser. 07-C31, IO, 0.309%, 4/15/47	12,965,812	2,026

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12,
Class D, 4.431%, 7/15/46	214,000	196,541

WF-RBS Commercial Mortgage Trust 144A

Ser. 11-C4, Class E, 5.265%, 6/15/44	321,000	305,432

Ser. 12-C6, Class E, 5.00%, 4/15/45	412,000	338,293

Ser. 11-C4, Class F, 5.00%, 6/15/44	504,000	408,996

Ser. 11-C3, Class E, 5.00%, 3/15/44	367,000	316,758

FRB Ser. 13-C15, Class D, 4.629%, 8/15/46	673,004	596,591

FRB Ser. 12-C10, Class E, 4.601%, 12/15/45	316,000	243,518

Ser. 13-C12, Class E, 3.50%, 3/15/48	561,000	407,959

Ser. 13-C14, Class E, 3.25%, 6/15/46	574,000	381,767

		22,775,443

Residential mortgage-backed securities (non-agency) (1.7%)

BCAP, LLC Trust 144A

FRB Ser. 14-RR1, Class 2A2, 2.86%, 1/26/36	350,000	305,431

FRB Ser. 12-RR5, Class 4A8, 1.152%, 6/26/35	781,498	765,826

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 3.916%, 4/25/34	160,980	159,872

Countrywide Alternative Loan Trust

FRB Ser. 05-27, Class 1A6, 1.811%, 8/25/35	383,195	296,976

FRB Ser. 06-OA7, Class 1A2, 1.602%, 6/25/46	1,588,550	1,461,466

FRB Ser. 05-59, Class 1A1, 1.323%, 11/20/35	474,694	429,788

Federal Home Loan Mortgage Corporation

Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B,
12.491%, 1/25/25	947,586	1,228,076

Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B,
11.491%, 10/25/28	249,834	306,295

Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B,
10.991%, 7/25/28	842,757	1,002,893

Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B,
10.341%, 4/25/28	567,768	670,177

Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1,
6.136%, 10/25/29	280,000	286,412

Federal National Mortgage Association

Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B,
13.241%, 9/25/28	919,903	1,229,603

Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B,
12.741%, 10/25/28	530,000	690,521

Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B,
12.741%, 8/25/28	709,993	927,674

Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
6.891%, 10/25/28	840,940	975,224

Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
6.691%, 4/25/28	1,650,890	1,885,623

Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
6.541%, 4/25/28	30,000	33,523

Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
5.991%, 7/25/25	380,000	422,917

28 Absolute Return 500 Fund

	Principal
MORTGAGE-BACKED SECURITIES (10.2%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.

Federal National Mortgage Association

Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2,
5.541%, 2/25/25	$106,082	$114,813

Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
5.241%, 4/25/29	40,000	43,232

Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
4.991%, 5/25/25	75,575	81,838

Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2,
4.991%, 5/25/25	130,962	139,920

MortgageIT Trust FRB Ser. 04-1, Class M2, 1.996%, 11/25/34	198,246	175,663

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1,
1.151%, 1/25/37	390,655	343,745

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1,
Class 2A1, 1.171%, 1/25/37	605,948	530,343

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13,
Class A1C3, 1.481%, 10/25/45	881,654	817,904

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6,
Class 7A2, 3.033%, 3/25/36	328,521	327,700

		15,653,455

Total mortgage-backed securities (cost $99,218,623)		$95,561,753

INVESTMENT COMPANIES (8.0%)*	Shares	Value

Consumer Staples Select Sector SPDR Fund S	198,500	$10,953,230

Financial Select Sector SPDR Fund	447,800	10,536,734

Health Care Select Sector SPDR Fund S	138,100	10,426,550

Industrial Select Sector SPDR Fund S	164,700	10,926,198

iShares MSCI India ETF (India)	341,991	10,971,071

Materials Select Sector SPDR Fund	200,900	10,661,763

Technology Select Sector SPDR Fund S	192,600	10,473,588

Total investment companies (cost $71,634,477)		$74,949,134

	Principal
CORPORATE BONDS AND NOTES (5.9%)*	amount	Value

Basic materials (0.6%)

Cemex SAB de CV 144A company guaranty sr. sub. FRN 5.908%,
10/15/18 (Mexico)	$1,500,000	$1,563,000

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec.
notes 9.50%, 2/1/23	690,000	786,600

Mercer International, Inc. company guaranty sr. unsec. notes
7.75%, 12/1/22 (Canada)	1,500,000	1,608,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes
6.375%, 8/15/22	1,000,000	1,038,250

Univar USA, Inc. 144A company guaranty sr. unsec. notes
6.75%, 7/15/23	710,000	740,175

		5,736,775

Capital goods (1.1%)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A
company guaranty sr. FRN 4.289%, 5/15/21 (Ireland)	332,000	338,640

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%,
6/15/23 (Canada)	1,500,000	1,558,875

Absolute Return 500 Fund 29

		Principal
CORPORATE BONDS AND NOTES (5.9%)* cont.		amount	Value

Capital goods cont.

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		$1,045,000	$1,159,950

Gates Global, LLC/Gates Global Co. 144A company guaranty sr.
unsec. notes 6.00%, 7/15/22		1,210,000	1,216,050

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22		1,850,000	1,944,813

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22		1,127,000	1,172,080

Oshkosh Corp. company guaranty sr. unsec. sub. notes
5.375%, 3/1/22		1,000,000	1,040,000

ZF North America Capital, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.00%, 4/29/20		1,500,000	1,561,875

			9,992,283

Communication services (1.0%)

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21		1,215,000	1,242,338

Cequel Communications Holdings I, LLC/Cequel Capital Corp.
144A sr. unsec. unsub. notes 5.125%, 12/15/21		480,000	490,800

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23 R		840,000	929,490

Digicel, Ltd. 144A sr. unsec. notes 7.00%, 2/15/20 (Jamaica)		2,355,000	2,324,722

DISH DBS Corp. company guaranty sr. unsec. unsub. notes
4.25%, 4/1/18		1,500,000	1,526,250

Sprint Communications, Inc. sr. unsec. unsub. notes
8.375%, 8/15/17		770,000	784,245

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%,
8/15/24 (Luxembourg)	EUR	130,000	155,818

Virgin Media Secured Finance PLC 144A company guaranty sr.
bonds 5.00%, 4/15/27 (United Kingdom)	GBP	425,000	563,375

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
company guaranty sr. unsec. sub. notes 10.25%, 7/15/19		$982,000	1,021,280

			9,038,318

Consumer cyclicals (0.3%)

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes
7.00%, 8/1/23		1,720,000	1,857,600

JC Penney Corp., Inc. company guaranty sr. unsec. bonds
8.125%, 10/1/19		1,050,000	1,144,500

			3,002,100

Consumer staples (0.2%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr.
notes 4.625%, 1/15/22 (Canada)		1,080,000	1,112,400

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes
6.125%, 4/1/23		670,000	663,300

			1,775,700

Energy (0.7%)

Chesapeake Energy Corp. 144A company guaranty notes
8.00%, 12/15/22		900,000	948,375

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes
6.875%, 3/15/22		445,000	450,563

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.25%, 3/17/44 (Brazil)		1,210,000	1,203,547

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.75%, 5/23/26 (Brazil)		87,000	101,442

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 8.375%, 5/23/21 (Brazil)		658,000	745,185

30 Absolute Return 500 Fund

	Principal
CORPORATE BONDS AND NOTES (5.9%)* cont.	amount	Value

Energy cont.
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.85%, 6/5/15 (Brazil)	$372,000	$331,266

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	669,000	693,251

Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	158,000	165,505

Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela)	3,019,000	1,146,564

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
4.50%, 1/23/26 (Mexico)	1,311,000	1,271,670

		7,057,368

Financials (1.0%)

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	600,000	614,250

CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/15/18	900,000	928,620

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB
8.125%, 6/15/38	530,000	563,125

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 4.875%, 3/15/19	1,070,000	1,083,375

OneMain Financial Holdings, LLC 144A company guaranty sr.
unsec. unsub. notes 7.25%, 12/15/21	920,000	955,650

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr.
unsec. unsub. notes 5.298%, 12/27/17 (Russia)	300,000	305,225

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.902%, 7/9/20 (Russia)	300,000	329,250

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 6.80%, 11/22/25 (Russia)	250,000	278,851

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub.
notes 5.942%, 11/21/23 (Russia)	400,000	428,747

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%,
5/29/18 (Russia)	1,600,000	1,675,200

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)	1,800,000	1,962,000

		9,124,293

Health care (0.3%)

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company
guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)	400,000	350,500

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20	610,000	669,475

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr.
notes 7.875%, 2/15/21	110,000	117,288

Tenet Healthcare Corp. company guaranty sr. FRN 4.631%, 6/15/20	720,000	723,600

Tenet Healthcare Corp. company guaranty sr. notes
6.25%, 11/1/18	665,000	696,588

		2,557,451

Technology (0.4%)

First Data Corp. 144A company guaranty sr. unsec. unsub. notes
7.00%, 12/1/23	1,000,000	1,072,200

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22	1,310,000	1,362,400

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes
6.00%, 10/1/20 R	1,645,000	1,721,081

		4,155,681

Absolute Return 500 Fund 31

	Principal
CORPORATE BONDS AND NOTES (5.9%)* cont.	amount	Value

Utilities and power (0.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25	$1,695,000	$1,737,375

NRG Energy, Inc. company guaranty sr. unsec. notes
7.25%, 5/15/26	950,000	973,750

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A,
9.50%, 4/1/19	175,000	198,300

		2,909,425

Total corporate bonds and notes (cost $53,588,205)		$55,349,394

	Principal
SENIOR LOANS (5.8%)*[c]	amount	Value

Capital goods (0.4%)

Manitowac Foodservice, Inc. bank term loan FRN 4.00%, 3/3/23	$835,897	$843,734

Reynolds Group Holdings, Inc. bank term loan FRN 3.982%, 2/5/23	432,828	434,886

TransDigm, Inc. bank term loan FRN Ser. C, 4.117%, 2/28/20	428,974	429,618

TransDigm, Inc. bank term loan FRN Ser. D, 4.135%, 6/4/21	778,000	778,811

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B ,
5.03%, 11/30/23	1,224,106	1,231,756

		3,718,805

Communication services (0.4%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21	480,000	487,400

Asurion, LLC bank term loan FRN Class B2, 4.232%, 7/8/20	1,085,646	1,092,771

Asurion, LLC bank term loan FRN Ser. B4, 4.25%, 8/4/22	846,688	851,768

Level 3 Financing, Inc. bank term loan FRN Ser. B, 3.241%, 2/22/24	1,000,000	1,002,750

		3,434,689

Consumer cyclicals (2.0%)

Academy, Ltd. bank term loan FRN Ser. B, 5.055%, 7/2/22	1,855,411	1,278,688

Amaya Holdings BV bank term loan FRN Ser. B, 4.647%, 8/1/21	975,131	975,893

American Casino & Entertainment Properties, LLC bank term loan
FRN Ser. B, 4.25%, 7/7/22	783,210	788,105

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 11.75%, 3/1/18 (In default) †	500,149	582,258

Caesars Growth Properties Holdings, LLC bank term loan FRN
Ser. L, 3.75%, 5/8/21	1,709,119	1,711,256

CityCenter Holdings, LLC bank term loan FRN Ser. B,
3.494%, 4/7/24	712,180	713,070

CPG International, Inc. bank term loan FRN Ser. B, 4.897%, 9/30/20	406,493	408,526

Diamond Resorts International, Inc. bank term loan FRN Ser. B,
7.00%, 9/2/23	567,150	570,695

Golden Nugget, Inc. bank term loan FRN 5.50%, 11/21/19	230,342	233,365

Golden Nugget, Inc. bank term loan FRN 4.54%, 11/21/19	537,464	544,519

Greektown Holdings, LLC bank term loan FRN Ser. B,
3.991%, 4/25/24	870,000	870,725

Jo-Ann Stores, LLC bank term loan FRN 6.00%, 10/21/23	1,895,250	1,887,352

Navistar, Inc. bank term loan FRN Ser. B, 5.00%, 8/7/20	987,500	999,021

Neiman Marcus Group, Ltd., Inc. bank term loan FRN
4.25%, 10/25/20	1,235,304	982,376

Sabre GLBL, Inc. bank term loan FRN Ser. B, 3.732%, 2/22/24	998,129	1,006,863

Scientific Games International, Inc. bank term loan FRN Ser. B3,
4.994%, 10/1/21	1,154,324	1,170,436

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21	499,677	424,725

32 Absolute Return 500 Fund

	Principal
SENIOR LOANS (5.8%)*c cont.	amount	Value

Consumer cyclicals cont.

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20	$659,057	$586,561

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B,
4.289%, 9/2/21	711,565	716,267

Tribune Media Co. bank term loan FRN Ser. B, 3.982%, 1/27/24	801,370	807,380

Tribune Media Co. bank term loan FRN Ser. B, 3.75%, 12/27/20	64,135	64,376

Univision Communications, Inc. bank term loan FRN Ser. C5,
3.75%, 3/15/24	1,109,483	1,101,008

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19	1,243,769	1,244,805

		19,668,270

Consumer staples (0.7%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4.00%, 2/14/21	417,100	413,823

Del Monte Foods, Inc. bank term loan FRN 4.307%, 2/18/21	928,800	773,226

Landry’s, Inc. bank term loan FRN Ser. B, 3.733%, 10/4/23	1,111,154	1,111,709

Libbey Glass, Inc. bank term loan FRN Ser. B, 3.989%, 4/9/21	915,682	874,476

Revlon Consumer Products Corp. bank term loan FRN Ser. B,
4.482%, 9/7/23	2,193,975	2,197,766

Rite Aid Corp. bank term loan FRN 4.875%, 6/21/21	1,000,000	1,001,458

		6,372,458

Energy (0.1%)

American Energy-Marcellus, LLC bank term loan FRN
5.284%, 8/4/20	460,000	322,383

Chesapeake Energy Corp. bank term loan FRN 8.553%, 8/23/21	735,000	792,575

		1,114,958

Financials (0.4%)

HUB International, Ltd. bank term loan FRN Ser. B, 4.035%, 10/2/20	970,000	975,792

UFC Holdings, LLC bank term loan FRN 4.25%, 8/18/23	1,014,900	1,020,337

USI, Inc./NY bank term loan FRN Ser. B, 4.25%, 12/27/19	1,403,083	1,403,083

		3,399,212

Health care (0.9%)

Acadia Healthcare Co., Inc. bank term loan FRN Ser. B2,
3.982%, 2/16/23	1,481,250	1,486,187

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B,
4.78%, 8/17/21	769,907	769,907

DPx Holdings BV bank term loan FRN Ser. B, 4.406%,
4/30/24 (Netherlands)	1,180,893	1,182,959

IASIS Healthcare, LLC bank term loan FRN Ser. B, 4.50%, 5/3/18	519,210	519,426

Kinetic Concepts, Inc. bank term loan FRN Ser. B, 4.397%, 2/3/24	1,635,000	1,635,340

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B,
4.75%, 6/30/21	578,638	575,113

Pharmaceutical Product Development, LLC bank term loan FRN
4.328%, 8/18/22	1,572,000	1,580,253

Valeant Pharmaceuticals International, Inc. bank term loan FRN
Ser. BF1, 5.74%, 4/1/22	307,118	308,558

		8,057,743

Technology (0.5%)

Avaya, Inc. bank term loan FRN Ser. B6, 6.667%, 3/31/18
(In default) †	977,137	812,652

First Data Corp. bank term loan FRN 3.491%, 4/21/24	1,082,369	1,082,369

Infor US, Inc. bank term loan FRN Ser. B, 3.897%, 2/1/22	634,914	633,667

Absolute Return 500 Fund 33

		Principal
SENIOR LOANS (5.8%)*[c] cont.		amount	Value

Technology cont.

ON Semiconductor Corp. bank term loan FRN Ser. B,
3.232%, 3/31/23		$1,103,754	$1,109,119

Syniverse Holdings, Inc. bank term loan FRN Ser. B,
4.039%, 4/23/19		927,449	849,195

			4,487,002

Transportation (—%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B,
4.25%, 4/28/22		407,738	405,784

			405,784

Utilities and power (0.4%)

Dynegy Finance IV, Inc. bank term loan FRN Ser. C, 4.25%, 2/7/24		1,000,000	999,131

Energy Transfer Equity LP bank term loan FRN Ser. B, 3.733%, 2/2/24		815,000	816,165

Vistra Operations Co., LLC bank term loan FRN Ser. B,
3.732%, 12/14/23		1,681,357	1,676,630

Vistra Operations Co., LLC bank term loan FRN Ser. C,
5.00%, 12/14/23		384,429	383,348

			3,875,274

Total senior loans (cost $55,487,900)			$54,534,195

		Principal
COMMODITY LINKED NOTES (5.5%)*†††		amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6
Excess Return Strategy multiplied by 3)		$2,100,000	$2,100,000

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.14%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6
Excess Return Strategy multiplied by 3)		7,500,000	8,104,121

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less
0.15%, 2017 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS
Excess Return Strategy multiplied by 3)		4,500,000	3,626,549

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD
LIBOR less 0.12%, 2018 (Indexed to the Citi Commodities F3 vs F0 –
4x Leveraged CVIC4X30 Index multiplied by 3)		4,030,000	4,030,000

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD
LIBOR less 0.14%, 2018 (Indexed to the S&P GSCI Total Return Index SM
multiplied by 3)		8,374,000	10,004,878

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed
to the UBSIF3AT Index multiplied by 3) (United Kingdom)		7,079,160	7,271,164

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2018 (Indexed
to the UBSIF3AT Index multiplied by 3) (United Kingdom)		15,839,000	16,385,458

Total commodity Linked Notes (cost $49,422,160)			$51,522,170

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (1.3%)*		amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.125%,
7/6/36 (Argentina)		$2,485,000	$2,514,820

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23
(Brazil) (Units)	BRL	2,900	938,788

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%,
3/16/24 (Argentina)		$1,400,000	1,588,949

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%,
1/26/21 (Argentina)		2,270,000	2,621,850

34 Absolute Return 500 Fund

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (1.3%)* cont.		amount	Value

Egypt (Government of) 144A sr. unsec. bonds 8.50%,
1/31/47 (Egypt)		$300,000	$327,000

Egypt (Government of) 144A sr. unsec. notes 6.125%,
1/31/22 (Egypt)		300,000	312,147

Indonesia (Republic of) 144A sr. unsec. notes 5.25%,
1/17/42 (Indonesia)		553,000	595,949

Indonesia (Republic of) 144A sr. unsec. notes 4.75%,
1/8/26 (Indonesia)		300,000	321,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%,
1/8/46 (Indonesia)		300,000	352,875

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%,
1/8/27 (Indonesia)		200,000	208,699

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%,
6/24/28 (Russia)		375,000	664,688

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%,
4/4/42 (Russia)		1,100,000	1,223,750

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	980,000	280,319

Total foreign government and agency bonds and notes (cost $11,185,333)			$11,951,584

	Expiration	Strike
WARRANTS (0.4%)* †	date	price	Warrants	Value

China State Construction Engineering Corp., Ltd.
144A (China)	1/22/18	$0.00	1,083,644	$1,470,541

Shanghai Automotive Co. 144A (China)	2/2/18	0.00	461,500	1,824,615

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	103,700	302,948

Total warrants (cost $3,491,428)				$3,598,104

	Principal
ASSET-BACKED SECURITIES (0.2%)*	amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A,
1.891%, 2/25/49	$1,493,000	$1,493,000

Total asset-backed securities (cost $1,493,000)		$1,493,000

PURCHASED SWAP OPTIONS OUTSTANDING
(—%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.
1.54/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.54	$3,117,000	$3,460

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495	3,117,000	2,026

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495	3,117,000	1,496

1.698/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.698	3,117,000	1,216

Barclays Bank PLC
2.62/3 month USD-LIBOR-BBA/May-37	May-17/2.62	1,039,000	22,733

Citibank, N.A.
2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25	2,078,000	27,118

2.368/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.368	1,558,500	19,949

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125	4,156,000	5,444

2.062/3 month USD-LIBOR-BBA/May-27	May-17/2.062	4,156,000	3,657

1.954/3 month USD-LIBOR-BBA/May-27	May-17/1.954	1,558,500	530

Absolute Return 500 Fund 35

PURCHASED SWAP OPTIONS OUTSTANDING
(—%)*
Counterparty
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date cont.	date/strike	amount	Value

Goldman Sachs International
1.884/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.884	$3,117,000	$4,364

JPMorgan Chase Bank N.A.
2.4427/3 month USD-LIBOR-BBA/May-27	May-17/2.4427	1,039,000	17,746

2.9498/3 month USD-LIBOR-BBA/May-27	May-17/2.9498	1,039,000	13,039

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025	2,078,000	8,707

1.999/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.999	1,039,000	3,314

Total purchased swap options outstanding (cost $141,211)			$134,799

	Expiration
	date/strike	Contract
PURCHASED OPTIONS OUTSTANDING (0.3%)*	price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-18/$205.00	$108,965	$493,531

SPDR S&P 500 ETF Trust (Put)	Mar-18/205.00	106,002	424,742

SPDR S&P 500 ETF Trust (Put)	Feb-18/200.00	106,447	306,792

SPDR S&P 500 ETF Trust (Put)	Jan-18/195.00	107,800	226,377

SPDR S&P 500 ETF Trust (Put)	Dec-17/195.00	106,982	185,754

SPDR S&P 500 ETF Trust (Put)	Nov-17/186.00	105,957	93,342

U.S. Oil Fund LP ETF (Call)	Jun-17/11.00	6,648,149	983,886

Total purchased options outstanding (cost $6,408,487)			$2,714,424

	Principal amount/
SHORT-TERM INVESTMENTS (38.2%)*		shares	Value

Federal Home Loan Banks unsec. discount notes 0.767%, 5/12/17		$10,000,000	$9,997,724

Federal Home Loan Banks unsec. discount notes 0.756%, 5/3/17		10,000,000	9,999,588

Interest in $408,428,000 joint tri-party repurchase agreement dated 4/28/17 with Merrill Lynch, Pierce, Fenner and Smith Inc.
due 5/1/17 — maturity value of $31,878,125 for an effective yield of 0.800% (collateralized by various mortgage backed securities with coupon rates ranging from 2.083% to 4.500% and due dates
ranging from 11/1/26 to 4/1/47, valued at $416,596,561)		31,876,000	31,876,000

Interest in $275,000,000 joint tri-party repurchase agreement dated 4/28/17 with RBC Capital Markets, LLC due 5/1/17 —
maturity value of $30,002,000 for an effective yield of 0.800%
(collateralized by various mortgage backed securities with
coupon rates ranging from 2.000% to 5.500% and due dates
ranging from 7/1/22 to 4/1/47, valued at $280,518,700)		30,000,000	30,000,000

Putnam Cash Collateral Pool, LLC 1.05% [d]	Shares	49,093,300	49,093,300

Putnam Short Term Investment Fund 0.87% L	Shares	187,131,281	187,131,281

State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.68% P	Shares	196,000	196,000

U.S. Treasury Bills 0.800%, 7/20/17 # Δ §		$9,177,000	9,161,169

U.S. Treasury Bills 0.798%, 7/13/17 # Δ §		5,551,000	5,542,537

U.S. Treasury Bills 0.799%, 7/6/17 # Δ §		16,853,000	16,829,834

U.S. Treasury Bills 0.711%, 5/25/17 # Δ §		9,641,000	9,636,641

U.S. Treasury Bills 0.764%, 5/4/17		285,000	284,984

Total short-term investments (cost $359,747,080)			$359,749,058

TOTAL INVESTMENTS

Total investments (cost $1,111,096,073)	$1,159,895,868

36 Absolute Return 500 Fund

Key to holding’s currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira

Key to holding’s abbreviations

ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2016 through April 30, 2017 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $941,279,333.

††† The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

Δ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

d Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

Absolute Return 500 Fund 37

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

S Security on loan, in part or in entirety, at the close of the reporting period (Note 1).

At the close of the reporting period, the fund maintained liquid assets totaling $303,078,739 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $214,665,795) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N. A.

	Australian Dollar	Buy	7/19/17	$1,366,022	$1,385,771	$(19,749)

	Brazilian Real	Buy	7/3/17	2,004,504	2,015,856	(11,352)

	British Pound	Sell	6/21/17	237,482	147,855	(89,627)

	Chilean Peso	Buy	7/19/17	73,520	18,284	55,236

	Euro	Buy	6/21/17	2,773,204	2,695,260	77,944

	Hong Kong Dollar	Buy	5/17/17	1,917,264	1,923,240	(5,976)

	Hong Kong Dollar	Sell	5/17/17	1,917,264	1,922,649	5,385

	Indian Rupee	Buy	5/17/17	2,072,925	1,966,617	106,308

	Japanese Yen	Sell	5/17/17	5,156,469	5,061,089	(95,380)

	Mexican Peso	Buy	7/19/17	42,781	64,220	(21,439)

	New Zealand Dollar	Sell	7/19/17	1,505,649	1,534,301	28,652

	Singapore Dollar	Sell	5/17/17	2,041,054	1,990,909	(50,145)

	Swedish Krona	Buy	6/21/17	3,997,863	3,923,682	74,181

Barclays Bank PLC

	Australian Dollar	Buy	7/19/17	2,810,639	2,860,789	(50,150)

	British Pound	Buy	6/21/17	2,010,100	1,891,988	118,112

	Canadian Dollar	Buy	7/19/17	1,869,377	1,903,908	(34,531)

	Euro	Buy	6/21/17	4,873,965	4,804,009	69,956

	Japanese Yen	Sell	5/17/17	1,975,136	1,920,813	(54,323)

	New Zealand Dollar	Sell	7/19/17	488,337	497,409	9,072

	Swedish Krona	Buy	6/21/17	2,043,166	2,004,661	38,505

Citibank, N.A.

	Australian Dollar	Buy	7/19/17	503,051	521,969	(18,918)

	Brazilian Real	Buy	7/3/17	1,006,694	1,025,895	(19,201)

38 Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $214,665,795) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.

	British Pound	Buy	6/21/17	$1,947,584	$1,906,194	$41,390

	British Pound	Sell	6/21/17	2,001,799	1,905,790	(96,009)

	Canadian Dollar	Buy	7/19/17	1,852,801	1,895,451	(42,650)

	Euro	Buy	6/21/17	3,603	35,711	(32,108)

	Indonesian Rupiah	Buy	5/17/17	1,974,563	1,955,210	19,353

	Indonesian Rupiah	Sell	5/17/17	1,974,563	1,969,674	(4,889)

	Japanese Yen	Buy	5/17/17	530,952	522,946	8,006

	New Zealand Dollar	Sell	7/19/17	874,772	890,742	15,970

	Norwegian Krone	Sell	6/21/17	1,877,504	1,918,837	41,333

	South African Rand	Sell	7/19/17	1,716,689	1,715,971	(718)

	Swedish Krona	Buy	6/21/17	126,512	39,691	86,821

Credit Suisse International

	Australian Dollar	Buy	7/19/17	1,938,918	1,980,666	(41,748)

	Canadian Dollar	Buy	7/19/17	1,871,651	1,894,076	(22,425)

	Euro	Buy	6/21/17	2,352,135	2,302,080	50,055

	Hong Kong Dollar	Buy	5/17/17	1,917,264	1,923,134	(5,870)

	Hong Kong Dollar	Sell	5/17/17	1,917,264	1,921,253	3,989

	New Zealand Dollar	Sell	7/19/17	2,836,618	2,889,231	52,613

	Norwegian Krone	Sell	6/21/17	1,877,201	1,897,720	20,519

	Swedish Krona	Buy	6/21/17	1,571,903	1,542,287	29,616

Goldman Sachs International

	Australian Dollar	Sell	7/19/17	1,870,120	1,883,403	13,283

	British Pound	Buy	6/21/17	679,761	726,787	(47,026)

	Canadian Dollar	Buy	7/19/17	1,788,993	1,823,837	(34,844)

	Euro	Buy	6/21/17	2,790,567	2,816,818	(26,251)

	Indian Rupee	Buy	5/17/17	2,124,717	1,983,501	141,216

	Japanese Yen	Sell	5/17/17	1,707,028	1,704,553	(2,475)

	New Zealand Dollar	Sell	7/19/17	4,217,339	4,302,717	85,378

	Norwegian Krone	Sell	6/21/17	5,682,564	5,668,225	(14,339)

	South African Rand	Buy	7/19/17	123,710	134,874	(11,164)

	South Korean Won	Buy	5/17/17	4,131,729	4,080,982	50,747

	South Korean Won	Sell	5/17/17	4,131,729	4,015,602	(116,127)

	Swedish Krona	Buy	6/21/17	2,883,086	2,806,162	76,924

HSBC Bank USA, National Association

	Australian Dollar	Buy	7/19/17	71,341	72,391	(1,050)

	Canadian Dollar	Buy	7/19/17	1,869,670	1,903,225	(33,555)

	Euro	Buy	6/21/17	3,095,886	3,038,677	57,209

	Hong Kong Dollar	Buy	5/17/17	1,917,277	1,923,194	(5,917)

	Hong Kong Dollar	Sell	5/17/17	1,917,277	1,921,266	3,989

JPMorgan Chase Bank N.A.

	Australian Dollar	Buy	7/19/17	2,968,950	3,032,420	(63,470)

	Brazilian Real	Buy	7/3/17	1,677	1,708	(31)

	British Pound	Sell	6/21/17	4,424,088	4,278,893	(145,195)

	Canadian Dollar	Sell	7/19/17	1,094,797	1,116,179	21,382

Absolute Return 500 Fund 39

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $214,665,795) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.

	Czech Koruna	Buy	7/19/17	$2,056,202	$2,030,196	$26,006

	Czech Koruna	Sell	7/19/17	2,056,202	2,001,556	(54,646)

	Euro	Sell	6/21/17	2,607,987	2,499,665	(108,322)

	Euro	Buy	7/19/17	2,040,442	1,995,760	44,682

	Euro	Sell	7/19/17	2,040,442	2,013,680	(26,762)

	Hong Kong Dollar	Buy	5/17/17	3,631,083	3,637,181	(6,098)

	Hong Kong Dollar	Sell	5/17/17	3,631,083	3,641,992	10,909

	Indonesian Rupiah	Buy	5/17/17	1,977,824	1,953,844	23,980

	Indonesian Rupiah	Sell	5/17/17	1,977,824	1,947,008	(30,816)

	Japanese Yen	Buy	5/17/17	1,593,972	1,627,366	(33,394)

	New Zealand Dollar	Sell	7/19/17	5,644,933	5,748,853	103,920

	Norwegian Krone	Sell	6/21/17	1,903,538	1,901,100	(2,438)

	South Korean Won	Buy	5/17/17	6,100,022	6,122,089	(22,067)

	South Korean Won	Sell	5/17/17	6,100,022	5,992,265	(107,757)

	Swedish Krona	Buy	6/21/17	612,500	617,947	(5,447)

	Swiss Franc	Sell	6/21/17	827,627	815,557	(12,070)

Royal Bank of Scotland PLC (The)

	Australian Dollar	Buy	7/19/17	1,557,237	1,580,385	(23,148)

	British Pound	Buy	6/21/17	393,382	352,523	40,859

	Czech Koruna	Buy	7/19/17	2,056,198	2,029,357	26,841

	Czech Koruna	Sell	7/19/17	2,056,198	2,003,506	(52,692)

	Euro	Buy	6/21/17	1,685,697	1,687,259	(1,562)

	Euro	Buy	7/19/17	2,041,208	1,996,458	44,750

	Euro	Sell	7/19/17	2,041,208	2,010,221	(30,987)

	Japanese Yen	Sell	5/17/17	1,938,237	1,930,153	(8,084)

	New Zealand Dollar	Sell	7/19/17	159,056	165,999	6,943

	Norwegian Krone	Sell	6/21/17	1,880,802	1,895,174	14,372

	Swedish Krona	Buy	6/21/17	1,099,519	1,052,528	46,991

	Turkish Lira	Buy	6/21/17	3,529,313	3,449,974	79,339

State Street Bank and Trust Co.

	Australian Dollar	Sell	7/19/17	286,709	286,139	(570)

	British Pound	Sell	6/21/17	54,345	587	(53,758)

	Euro	Sell	6/21/17	1,687,335	1,608,117	(79,218)

	Japanese Yen	Buy	5/17/17	1,326,390	1,343,899	(17,509)

	New Zealand Dollar	Sell	7/19/17	2,862,659	2,906,622	43,963

	Singapore Dollar	Sell	5/17/17	2,041,054	1,995,289	(45,765)

	Swedish Krona	Buy	6/21/17	2,074,836	2,043,361	31,475

UBS AG

	Australian Dollar	Sell	7/19/17	112,844	83,192	(29,652)

	British Pound	Sell	6/21/17	1,916,586	1,890,562	(26,024)

	Canadian Dollar	Buy	7/19/17	1,888,080	1,901,171	(13,091)

	Euro	Buy	6/21/17	3,129,192	3,069,632	59,560

	Japanese Yen	Buy	5/17/17	1,873,483	1,902,611	(29,128)

	New Zealand Dollar	Sell	7/19/17	1,872,553	1,896,799	24,246

40 Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 4/30/17 (aggregate face value $214,665,795) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.

	Norwegian Krone	Sell	6/21/17	$1,899,051	$1,895,740	$(3,311)

	Swedish Krona	Buy	6/21/17	56,821	20,972	35,849

	Turkish Lira	Buy	6/21/17	1,923,967	1,854,595	69,372

WestPac Banking Corp.

	Australian Dollar	Sell	7/19/17	359,920	342,775	(17,145)

	Euro	Buy	6/21/17	373,022	394,312	(21,290)

	Japanese Yen	Sell	5/17/17	222,115	218,610	(3,505)

	New Zealand Dollar	Sell	7/19/17	1,853,502	1,887,962	34,460

Total						$86,753

FUTURES CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

DAX Index (Short)	3	$1,018,563	Jun-17	$(35,506)

Euro-CAC 40 Index (Short)	85	4,828,593	May-17	(251,615)

FTSE 100 Index (Short)	15	1,392,015	Jun-17	23,960

S&P 500 Index E-Mini (Long)	26	3,094,650	Jun-17	13,923

S&P 500 Index E-Mini (Short)	1,165	138,664,125	Jun-17	(1,696,074)

S&P Mid Cap 400 Index E-Mini (Long)	317	54,841,000	Jun-17	577,187

SPI 200 Index (Short)	7	774,840	Jun-17	(19,418)

Tokyo Price Index (Long)	117	16,058,309	Jun-17	(111,201)

U.S. Treasury Bond 30 yr (Long)	46	7,036,563	Jun-17	61,596

U.S. Treasury Bond Ultra 30 yr (Short)	60	9,776,250	Jun-17	(70,627)

U.S. Treasury Note 2 yr (Long)	70	15,162,656	Jun-17	(139)

U.S. Treasury Note 5 yr (Short)	190	22,497,188	Jun-17	(93,527)

U.S. Treasury Note 10 yr (Long)	282	35,452,688	Jun-17	224,626

U.S. Treasury Note 10 yr (Short)	371	46,641,656	Jun-17	(484,238)

U.S. Treasury Note Ultra 10 yr (Short)	49	6,637,203	Jun-17	(63,566)

Total				$(1,924,619)

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/17 (premiums $1,164,366) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$1,039,000	$405

(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	1,039,000	2,161

(1.993)/3 month USD-LIBOR-BBA/Jun-18	Jun-17/1.993	3,117,000	6,546

Barclays Bank PLC

(2.905)/3 month USD-LIBOR-BBA/May-27	May-17/2.905	1,039,000	9,673

(2.40)/3 month USD-LIBOR-BBA/May-27	May-17/2.40	1,039,000	13,746

Citibank, N.A.

2.7055/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.7055	1,558,500	249

2.51275/3 month USD-LIBOR-BBA/May-27	May-17/2.51275	1,558,500	951

Absolute Return 500 Fund 41

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/17 (premiums $1,164,366) (Unaudited) cont.

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Citibank, N.A. cont.

(2.068)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.068	$1,558,500	$2,836

(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	4,156,000	6,317

(2.196)/3 month USD-LIBOR-BBA/May-27	May-17/2.196	2,078,000	7,107

(2.218)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.218	1,558,500	8,525

(2.206)/3 month USD-LIBOR-BBA/Jun-27	Jun-17/2.206	2,078,000	11,845

Goldman Sachs International

(1.674)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.674	3,117,000	1,559

(1.779)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.779	3,117,000	2,712

JPMorgan Chase Bank N.A.

(1.799)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.799	2,078,000	2,286

2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	1,039,000	10,535

(2.6657)/3 month USD-LIBOR-BBA/May-37	May-17/2.6657	1,039,000	30,463

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	274,483

Total			$392,399

WRITTEN OPTIONS OUTSTANDING at 4/30/17 (premiums $27,376) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-17/$241.00	$97,771	$33,430

Total			$33,430

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.5925/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	$311,700	$(10,987)	$574

2.785/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	311,700	(33,445)	416

(2.785)/3 month USD-LIBOR-BBA/
Jan-47 (Purchased)	Jan-27/2.785	311,700	(33,445)	(2,694)

(2.5925)/3 month USD-LIBOR-BBA/
Jan-27 (Purchased)	Jan-19/2.5925	311,700	(10,987)	(3,479)

2.7175/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	311,700	28,162	6,736

(2.7175)/3 month USD-LIBOR-BBA/
Jan-47 (Written)	Jan-19/2.7175	311,700	28,162	(558)

Barclays Bank PLC

2.43/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	311,700	(4,348)	736

(2.43)/3 month USD-LIBOR-BBA/
Feb-22 (Purchased)	Feb-19/2.43	311,700	(4,348)	(1,764)

42 Absolute Return 500 Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

Counterparty
Fixed right or obligation % to receive			Premium	Unrealized
or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Credit Suisse International

2.165/3 month USD-LIBOR-BBA/
May-27 (Purchased)	May-17/2.165	$7,593,400	$(25,411)	$(1,254)

(2.2725)/3 month USD-LIBOR-BBA/
May-27 (Written)	May-17/2.2725	3,796,700	25,411	(1,251)

Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	62,300	(7,865)	492

(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175	62,300	(7,865)	(420)

JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	311,700	(43,521)	3,825

(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325	311,700	(43,521)	(7,261)

2.79/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	311,700	29,596	8,818

(2.79)/3 month USD-LIBOR-BBA/
Feb-49 (Written)	Feb-19/2.79	311,700	29,596	(3,812)

Total			$(84,816)	$(896)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/17 (proceeds receivable $80,745,938) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 4.50%, 5/1/47	$2,000,000	5/11/17	$2,151,094

Federal National Mortgage Association, 4.00%, 5/1/47	4,000,000	5/11/17	4,213,125

Federal National Mortgage Association, 3.50%, 5/1/47	56,000,000	5/11/17	57,588,126

Federal National Mortgage Association, 3.00%, 5/1/47	17,000,000	5/11/17	16,985,390

Total			$80,937,735

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$1,182,200 E	$343	6/21/19	3 month USD-	1.75%	$2,963
			LIBOR-BBA

129,663,900 E	(17,745)	6/21/19	1.75%	3 month USD-	(305,080)
				LIBOR-BBA

32,326,100 E	22,420	6/21/22	2.20%	3 month USD-	(336,238)
				LIBOR-BBA

192,560,400 E	(139,708)	6/21/27	3 month USD-	2.50%	3,763,491
			LIBOR-BBA

1,492,400 E	1,024	6/21/27	2.50%	3 month USD-	(29,227)
				LIBOR-BBA

10,010,900 E	71,244	6/21/47	3 month USD-	2.70%	450,297
			LIBOR-BBA

Absolute Return 500 Fund 43

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

$13,772,000 E	$(321,011)	6/21/27	3 month USD-	2.65%	$146,231
			LIBOR-BBA

6,636,000 E	24,479	6/21/22	2.30%	3 month USD-	(80,901)
				LIBOR-BBA

1,558,500	(1,579)	4/19/27	3 month USD-	2.297%	5,371
			LIBOR-BBA

1,558,500	3,720	4/19/27	2.435%	3 month USD-	(22,892)
				LIBOR-BBA

2,334,000	(33)	4/5/27	3 month USD-	2.3365%	20,194
			LIBOR-BBA

1,369,000	(18)	4/11/27	3 month USD-	2.30%	6,902
			LIBOR-BBA

1,369,000	(18)	4/11/27	3 month USD-	2.2955%	6,337
			LIBOR-BBA

1,369,000	(18)	4/11/27	3 month USD-	2.286%	5,148
			LIBOR-BBA

4,699,000	(62)	4/12/27	2.332%	3 month USD-	(37,428)
				LIBOR-BBA

1,566,000	(21)	4/18/27	3 month USD-	2.24947%	208
			LIBOR-BBA

1,044,000	(14)	4/18/27	2.26748%	3 month USD-	(1,885)
				LIBOR-BBA

1,044,000	(14)	4/18/27	3 month USD-	2.26833%	1,939
			LIBOR-BBA

1,612,000	(21)	4/18/27	3 month USD-	2.217%	(4,572)
			LIBOR-BBA

1,294,000	(17)	4/19/27	2.2205%	3 month USD-	3,261
				LIBOR-BBA

3,775,000	(50)	4/19/27	2.193%	3 month USD-	19,003
				LIBOR-BBA

1,243,000	(16)	4/19/27	3 month USD-	2.1985%	(5,665)
			LIBOR-BBA

1,237,000	(16)	4/21/27	2.162%	3 month USD-	9,825
				LIBOR-BBA

821,000	(11)	4/24/27	2.18336%	3 month USD-	5,030
				LIBOR-BBA

807,000	(11)	4/24/27	2.20876%	3 month USD-	3,070
				LIBOR-BBA

435,000	(6)	4/25/27	3 month USD-	2.1825%	(2,726)
			LIBOR-BBA

2,145,000	(28)	4/26/27	2.2585%	3 month USD-	(1,392)
				LIBOR-BBA

997,000	(13)	4/26/27	3 month USD-	2.248%	(336)
			LIBOR-BBA

2,934,000	(39)	4/27/27	2.2775%	3 month USD-	(6,840)
				LIBOR-BBA

3,261,000	(43)	4/28/27	2.3095%	3 month USD-	(16,794)
				LIBOR-BBA

44 Absolute Return 500 Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$2,790,000	$(37)	5/2/27	3 month USD-	2.2855%	$7,652
				LIBOR-BBA

AUD	19,146,000 E	26,166	6/28/22	2.60%	6 month AUD-	(60,899)
					BBR-BBSW

AUD	4,611,000 E	(73,136)	6/28/27	6 month AUD-BBR-	3.00%	(40,895)
				BBSW

CAD	32,664,000 E	(130,344)	6/21/22	3 month CAD-BA-	1.70%	243,975
				CDOR

CAD	9,860,000 E	(80,109)	6/21/27	3 month CAD-BA-	2.15%	149,913
				CDOR

CHF	5,081,000 E	90,068	6/21/27	6 month CHF-	0.10%	62,666
				LIBOR-BBA

CHF	3,000 E	29	6/21/22	0.40%	6 month CHF-	15
					LIBOR-BBA

EUR	10,499,000 E	(105)	6/21/22	0.40%	6 month EUR-	(96,310)
					EURIBOR-
					REUTERS

EUR	24,192,000 E	(612,726)	6/21/27	6 month EUR-	1.00%	(153,666)
				EURIBOR-REUTERS

GBP	18,423,000 E	(175,736)	6/21/22	0.80%	6 month GBP-	(156,241)
					LIBOR-BBA

GBP	2,718,000 E	(33,484)	6/21/27	6 month GBP-	1.25%	(6,399)
				LIBOR-BBA

NOK	418,000 E	453	6/21/22	1.75%	6 month NOK-	(34)
					NIBOR-NIBR

NOK	61,923,000 E	(30,766)	6/21/27	6 month NOK-	2.10%	74,913
				NIBOR-NIBR

NZD	26,111,000 E	(56,091)	6/21/22	3 month NZD-	3.20%	162,359
				BBR-FRA

NZD	21,621,000 E	(212,023)	6/21/27	3 month NZD-	3.75%	221,213
				BBR-FRA

SEK	45,460,000 E	(68,090)	6/21/22	3 month SEK-	0.55%	(14,717)
				STIBOR-SIDE

SEK	78,318,000 E	(87,160)	6/21/27	3 month SEK-	1.35%	107,209
				STIBOR-SIDE

	$2,078,000	5,999	4/12/27	3 month USD-	2.43%	(29,150)
				LIBOR-BBA

Total		$(1,794,374)				$4,068,898

E Extended effective date.

Absolute Return 500 Fund 45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.

baskets	1,420,266	$—	3/7/18	(3 month USD-	A basket (MLFCF11) of	$1,835,989
				LIBOR-BBA plus	common stocks
				0.10%)

units	34,473	—	8/2/17	3 month USD-	Russell 1000 Total	(11,250,503)
				LIBOR-BBA minus	Return Index
				0.07%

Barclays Bank PLC

	$277,872	—	1/12/40	4.00% (1 month	Synthetic MBX Index	824
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	164,231	—	1/12/39	6.00% (1 month	Synthetic TRS Index	114
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	685,330	—	1/12/40	4.00% (1 month	Synthetic MBX Index	2,033
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	21,404	—	1/12/38	6.50% (1 month	Synthetic TRS Index	30
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,625,932	—	1/12/40	4.00% (1 month	Synthetic MBX Index	4,823
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	229,037	—	1/12/40	4.50% (1 month	Synthetic MBX Index	451
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	1,608,465	—	1/12/40	4.50% (1 month	Synthetic MBX Index	3,164
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	343,556	—	1/12/40	4.50% (1 month	Synthetic MBX Index	676
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	697,776	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	(2,337)
				USD-LIBOR	6.00% 30 year Fannie
					Mae pools

	354,633	—	1/12/38	6.50% (1 month	Synthetic TRS Index	503
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	280,323	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(355)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	1,379,374	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,708
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	10,435,307	—	1/12/41	5.00% (1 month	Synthetic MBX Index	34,536
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	11,244,245	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(42,288)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

46 Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$538,468	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$1,782
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	263,261	—	1/12/41	5.00% (1 month	Synthetic MBX Index	871
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

baskets	742	—	12/1/17	(3 month USD-	A basket (CGPUTQL2)	(531,935)
				LIBOR-BBA plus	of common stocks
				0.37%)

baskets	517,418	—	11/10/17	3 month USD-	A basket (CGPUTS54)	(479,038)
				LIBOR-BBA minus	of common stocks
				0.75%

units	26,536	—	10/17/17	3 month USD-	MSCI Emerging	(181,858)
				LIBOR-BBA plus	Markets TR Net USD
				0.28%

units	16,137	—	11/27/17	3 month USD-	Russell 1000 Total	(1,102,446)
				LIBOR-BBA plus	Return Index
				0.09%

units	43,989	—	3/19/18	3 month USD-	MSCI Emerging	(256,143)
				LIBOR-BBA plus	Markets TR Net USD
				0.20%

Credit Suisse International

	$442,455	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,464
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	147,671	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(260)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	997,680	—	1/12/43	3.50% (1 month	Synthetic TRS Index	1,263
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	548,750	—	1/12/43	3.50% (1 month	Synthetic TRS Index	695
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	4,655	—	1/12/43	3.50% (1 month	Synthetic TRS Index	6
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	2,108,898	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(3,379)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,121,790	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(1,798)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,124,734	—	1/12/45	3.50% (1 month	Synthetic TRS Index	(1,031)
				USD-LIBOR)	3.50% 30 year Fannie
					Mae pools

	1,452,638	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	2,557
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

Absolute Return 500 Fund 47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG

baskets	310,826	$—	3/7/18	3 month USD-	DB Custom PT Short	$(3,940,552)
				LIBOR-BBA minus	15 PR Index
				0.45%

units	310,665	—	3/7/18	(3 month USD-	DB Custom PT Long	2,024,936
				LIBOR-BBA plus	15 PR Index
				0.31%)

Goldman Sachs International

	$543,651	—	1/12/38	6.50% (1 month	Synthetic TRS Index	771
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	419,440	—	1/12/38	6.50% (1 month	Synthetic TRS Index	594
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,318,321	—	1/12/39	6.00% (1 month	Synthetic TRS Index	919
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	738,499	—	1/12/38	6.50% (1 month	Synthetic TRS Index	1,047
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	584,483	—	1/12/41	5.00% (1 month	Synthetic MBX Index	1,934
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	615,224	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(2,314)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	231,103	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(869)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	511,278	—	1/12/39	6.00% (1 month	Synthetic TRS Index	356
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

	842,752	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(3,169)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	39,531	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(149)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	105,403	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	(396)
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	22,085	—	1/12/38	6.50% (1 month	Synthetic TRS Index	31
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	595,820	—	1/12/38	6.50% (1 month	Synthetic TRS Index	844
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	955,257	—	1/12/39	6.00% (1 month	Synthetic TRS Index	666
				USD-LIBOR)	6.00% 30 year Fannie
					Mae pools

48 Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
	$37,858	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(67)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,113,476	—	1/12/45	4.00% (1 month	Synthetic TRS Index	(1,784)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,270,762	—	1/12/43	(3.50%) 1 month	Synthetic TRS Index	(1,609)
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

	1,332,067	—	1/12/44	(3.00%) 1 month	Synthetic TRS Index	4,059
				USD-LIBOR	3.00% 30 year Fannie
					Mae pools

baskets	1,203,945	—	12/15/20	1 month USD-	A basket (GSGLPWDS)	(2,118,011)
				LIBOR-BBA minus	of common stocks
				0.15%

baskets	1,450,034	—	12/15/20	(1 month USD-	A basket (GSGLPWDL)	2,762,242
				LIBOR-BBA plus	of common stocks
				0.50%)

baskets	1,002,800	—	12/15/20	(1 month USD-	A basket (GSCBPUR1)	1,944,464
				LIBOR-BBA plus	of common stocks
				0.44%)

shares	30,778	—	12/15/20	1 month USD-	iShares MSCI	(15,569)
				LIBOR-BBA minus	Emerging Markets
				0.65%	ETF

shares	36,776	—	12/15/20	1 month USD-	iShares MSCI	(18,603)
				LIBOR-BBA minus	Emerging Markets
				0.65%	ETF

shares	50,920	—	12/15/20	1 month USD-	iShares MSCI	(25,758)
				LIBOR-BBA minus	Emerging Markets
				0.65%	ETF

shares	22,631	—	12/15/20	1 month USD-	iShares MSCI	(11,448)
				LIBOR-BBA minus	Emerging Markets
				0.65%	ETF

units	85,994	—	12/15/20	(0.45%)	Goldman Sachs	97,907
					Volatility Carry US
					Scaled 3x Excess
					Return Strategy

units	223,059	—	12/15/20	(0.45%)	Goldman Sachs	317,318
					Volatility Carry US
					Series 30 Excess
					Return Strategy

units	10,339	—	12/12/17	3 month USD-	MSCI Emerging	(161,607)
				LIBOR-BBA plus	Markets TR Net USD
				0.10%

Absolute Return 500 Fund 49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.

units	170,966	$—	12/15/20	(0.30%)	Goldman Sachs	$189,870
					Volatility Carry
					US Excess Return
					Strategy

units	51,770	—	12/15/20	(0.30%)	Goldman Sachs	52,305
					Volatility Carry
					US Excess Return
					Strategy

JPMorgan Chase Bank N.A.

	$192,047	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(338)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,075,062	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,892)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

baskets	1,015,632	—	4/20/18	1 month USD-	A basket (JPCMPTSH)	(1,670,917)
				LIBOR-BBA minus	of common stocks
				0.50%

JPMorgan Securities LLC

	$1,303,249	—	1/12/45	(4.00%) 1 month	Synthetic TRS Index	2,088
				USD-LIBOR	4.00% 30 year Fannie
					Mae pools

UBS AG

units	198,262	—	8/21/17	1 month USD-	MSCI Emerging	(2,222,790)
				LIBOR-BBA plus	Markets TR Net USD
				0.35%

units	323	—	2/9/18	1 month USD-	MSCI Emerging	(2,911)
				LIBOR-BBA plus	Markets TR Net USD
				0.15%

Total		$—				$(14,756,284)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.

CMBX NA BBB–	BBB–/P	$4,580	$67,000	5/11/63	300 bp	$(2,871)
Index

CMBX NA BBB–	BBB–/P	6,498	114,000	5/11/63	300 bp	(6,179)
Index

CMBX NA BBB–	BBB–/P	15,001	243,000	5/11/63	300 bp	(12,020)
Index

Barclays Bank PLC

CMBX NA BBB–	BBB–/P	26,163	236,000	5/11/63	300 bp	(80)
Index

CMBX NA BBB–	BBB–/P	6,430	1,144,000	1/17/47	300 bp	(85,547)
Index

50 Absolute Return 500 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International

CMBX NA BB Index	—	$(84,345)	$601,000	1/17/47	(500 bp)	$13,718

CMBX NA BB Index	—	(57,682)	3,268,000	5/11/63	(500 bp)	556,494

CMBX NA BB Index	—	(29,960)	183,000	1/17/47	(500 bp)	(100)

CMBX NA BB Index	—	(22,191)	117,000	1/17/47	(500 bp)	(3,100)

CMBX NA BBB–	BBB–/P	5,192	66,000	5/11/63	300 bp	(2,147)
Index

CMBX NA BBB–	BBB–/P	15,823	171,000	5/11/63	300 bp	(3,192)
Index

CMBX NA BBB–	BBB–/P	17,136	206,000	5/11/63	300 bp	(5,771)
Index

CMBX NA BBB–	BBB–/P	33,949	257,000	5/11/63	300 bp	5,371
Index

CMBX NA BBB–	BBB–/P	47,377	512,000	5/11/63	300 bp	(9,558)
Index

CMBX NA BBB–	BBB–/P	81,575	669,000	5/11/63	300 bp	7,182
Index

CMBX NA BBB–	BBB–/P	79,857	714,000	5/11/63	300 bp	341
Index

CMBX NA BBB–	BBB–/P	91,519	749,000	5/11/63	300 bp	8,230
Index

CMBX NA BBB–	BBB–/P	148,044	1,745,000	5/11/63	300 bp	(46,000)
Index

CMBX NA BBB–	BBB–/P	41,182	521,000	1/17/47	300 bp	(603)
Index

CMBX NA BBB–	BBB–/P	1,547,558	20,937,000	1/17/47	300 bp	(135,779)
Index

Goldman Sachs International

CMBX NA BB Index	—	(216,261)	2,114,000	5/11/63	(500 bp)	181,101

CMBX NA BB Index	—	(24,666)	163,000	1/17/47	(500 bp)	1,930

CMBX NA A Index	A/P	40,406	794,000	5/11/63	200 bp	8,275

CMBX NA BB Index	—	(4,822)	33,000	5/11/63	(500 bp)	1,381

CMBX NA BB Index	—	(44,127)	261,000	1/17/47	(500 bp)	(1,541)

CMBX NA BB Index	—	(19,899)	98,000	1/17/47	(500 bp)	(3,909)

CMBX NA BBB–	BBB–/P	2,532	32,000	5/11/63	300 bp	(1,026)
Index

CMBX NA BBB–	BBB–/P	5,316	63,000	5/11/63	300 bp	(1,689)
Index

CMBX NA BBB–	BBB–/P	4,360	64,000	5/11/63	300 bp	(2,757)
Index

CMBX NA BBB–	BBB–/P	6,412	74,000	5/11/63	300 bp	(1,817)
Index

CMBX NA BBB–	BBB–/P	7,848	93,000	5/11/63	300 bp	(2,494)
Index

CMBX NA BBB–	BBB–/P	14,746	134,000	5/11/63	300 bp	(154)
Index

Absolute Return 500 Fund 51

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

Goldman Sachs International cont.

CMBX NA BBB–	BBB–/P	$17,443	$202,000	5/11/63	300 bp	$(5,019)
Index

CMBX NA BBB–	BBB–/P	33,598	242,000	5/11/63	300 bp	6,688
Index

CMBX NA BBB–	BBB–/P	12,675	243,000	5/11/63	300 bp	(14,347)
Index

CMBX NA BBB–	BBB–/P	42,341	380,000	5/11/63	300 bp	22
Index

CMBX NA BBB–	BBB–/P	31,659	382,000	5/11/63	300 bp	(10,820)
Index

CMBX NA BBB–	BBB–/P	54,650	727,000	5/11/63	300 bp	(26,193)
Index

CMBX NA BBB–	—	(30,389)	451,000	1/17/47	(300 bp)	5,872
Index

CMBX NA BBB–	—	(33,956)	327,000	1/17/47	(300 bp)	(7,666)
Index

CMBX NA BBB–	—	(13,716)	202,000	1/17/47	(300 bp)	2,524
Index

CMBX NA BBB–	—	(11,592)	168,000	1/17/47	(300 bp)	1,915
Index

CMBX NA BBB–	BBB–/P	330,172	4,737,000	1/17/47	300 bp	(50,682)
Index

CMBX NA BBB–	BBB–/P	503,656	6,814,000	1/17/47	300 bp	(44,190)
Index

JPMorgan Securities LLC

CMBX NA BB Index	—	(34,026)	242,000	5/11/63	(500 bp)	11,462

CMBX NA BB Index	—	(32,042)	221,000	5/11/63	(500 bp)	9,498

CMBX NA BB Index	—	(22,469)	169,000	5/11/63	(500 bp)	9,298

CMBX NA BB Index	—	(15,102)	105,000	5/11/63	(500 bp)	4,635

CMBX NA BB Index	—	(71,862)	460,000	1/17/47	(500 bp)	3,195

CMBX NA BB Index	—	(51,772)	324,000	1/17/47	(500 bp)	1,094

CMBX NA BB Index	—	(50,145)	305,000	1/17/47	(500 bp)	(379)

CMBX NA BB Index	—	(17,804)	104,000	1/17/47	(500 bp)	(835)

CMBX NA BB Index	—	(12,303)	81,000	1/17/47	(500 bp)	914

CMBX NA BBB–	BBB–/P	2,210	32,000	5/11/63	300 bp	(1,349)
Index

CMBX NA BBB–	BBB–/P	6,629	46,000	5/11/63	300 bp	1,514
Index

CMBX NA BBB–	BBB–/P	6,823	80,000	5/11/63	300 bp	(2,073)
Index

CMBX NA BBB–	BBB–/P	7,858	96,000	5/11/63	300 bp	(2,817)
Index

52 Absolute Return 500 Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Securities LLC cont.

CMBX NA BBB–	BBB–/P	$16,575	$142,000	5/11/63	300 bp	$784
Index

CMBX NA BBB–	BBB–/P	16,452	142,000	5/11/63	300 bp	662
Index

CMBX NA BBB–	BBB–/P	18,573	150,000	5/11/63	300 bp	1,893
Index

CMBX NA BBB–	BBB–/P	22,530	180,000	5/11/63	300 bp	2,514
Index

CMBX NA BBB–	BBB–/P	9,498	215,000	5/11/63	300 bp	(14,410)
Index

CMBX NA BBB–	BBB–/P	28,856	294,000	5/11/63	300 bp	(3,837)
Index

CMBX NA BBB–	BBB–/P	19,307	313,000	5/11/63	300 bp	(15,499)
Index

CMBX NA BBB–	BBB–/P	47,742	327,000	5/11/63	300 bp	11,380
Index

CMBX NA BBB–	BBB–/P	40,576	332,000	5/11/63	300 bp	3,657
Index

CMBX NA BBB–	BBB–/P	32,520	382,000	5/11/63	300 bp	(9,959)
Index

CMBX NA BBB–	BBB–/P	45,235	397,000	5/11/63	300 bp	1,056
Index

CMBX NA BBB–	BBB–/P	55,844	451,000	5/11/63	300 bp	5,693
Index

CMBX NA BBB–	BBB–/P	40,138	627,000	5/11/63	300 bp	(29,585)
Index

CMBX NA BBB–	BBB–/P	33,408	627,000	5/11/63	300 bp	(36,314)
Index

CMBX NA BBB–	BBB–/P	31,933	627,000	5/11/63	300 bp	(37,790)
Index

CMBX NA BBB–	BBB–/P	75,357	664,000	5/11/63	300 bp	1,520
Index

CMBX NA BBB–	BBB–/P	76,182	670,000	5/11/63	300 bp	1,678
Index

CMBX NA BBB–	BBB–/P	84,574	692,000	5/11/63	300 bp	7,623
Index

CMBX NA BBB–	BBB–/P	84,574	692,000	5/11/63	300 bp	7,623
Index

Absolute Return 500 Fund 53

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited) cont.

		Upfront			Payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

JPMorgan Securities LLC cont.

CMBX NA BBB–	BBB–/P	$108,628	$992,000	5/11/63	300 bp	$(1,682)
Index

CMBX NA BBB–	—	(16,838)	313,000	1/17/47	(300 bp)	8,327
Index

Total		$3,269,751				$253,284

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/17 (Unaudited)

		Upfront			Payments
		premium		Termi-	received	Unrealized
		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt *	Rating***	(paid)**	amount	date	per annum	(depreciation)

NA HY Series 28	B+/P	$(5,254,129)	$74,886,000	6/20/22	500 bp	$801,949
Index

Total		$(5,254,129)				$801,949

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2017. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

54 Absolute Return 500 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks *:

Basic materials	$14,913,627	$—	$—

Capital goods	17,931,160	—	—

Communication services	26,857,856	—	—

Consumer cyclicals	26,923,401	—	—

Consumer staples	22,345,812	—	—

Energy	13,237,422	—	—

Financials	63,469,585	—	—

Health care	22,903,244	—	—

Technology	50,734,842	—	—

Transportation	5,426,992	—	—

Utilities and power	10,357,887	11,847	—

Total common stocks	275,101,828	11,847	—

Asset-backed securities	—	1,493,000	—

Commodity linked notes	—	51,522,170	—

Corporate bonds and notes	—	55,349,394	—

Foreign government and agency bonds and notes	—	11,951,584	—

Investment companies	74,949,134	—	—

Mortgage-backed securities	—	95,561,753	—

Purchased options outstanding	—	2,714,424	—

Purchased swap options outstanding	—	134,799	—

Senior loans	—	54,534,195	—

U.S. government and agency mortgage obligations	—	173,224,578	—

Warrants	—	3,598,104	—

Short-term investments	187,327,281	172,421,777	—

Totals by level	$537,378,243	$622,517,625	$—

Absolute Return 500 Fund 55

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$86,753	$—

Futures contracts	(1,924,619)	—	—

Written options outstanding	—	(33,430)	—

Written swap options outstanding	—	(392,399)	—

Forward premium swap option contracts	—	(896)	—

TBA sale commitments	—	(80,937,735)	—

Interest rate swap contracts	—	5,863,272	—

Total return swap contracts	—	(14,756,284)	—

Credit default contracts	—	3,039,611	—

Totals by level	$(1,924,619)	$(87,131,108)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund’s net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The accompanying notes are an integral part of these financial statements.

56 Absolute Return 500 Fund

Statement of assets and liabilities 4/30/17 (Unaudited)

ASSETS

Investment in securities, at value, including $47,946,603 of securities on loan (Note 1):
Unaffiliated issuers (identified cost $874,871,492)	$923,671,287
Affiliated issuers (identified cost $236,224,581) (Notes 1 and 5)	236,224,581

Cash	599,817

Foreign currency (cost $330,817) (Note 1)	331,420

Dividends, interest and other receivables	3,266,130

Receivable for shares of the fund sold	1,801,363

Receivable for investments sold	26,011,716

Receivable for sales of delayed delivery securities (Note 1)	76,865,035

Receivable for variation margin (Note 1)	1,190,787

Unrealized appreciation on forward premium swap option contracts (Note 1)	21,597

Unrealized appreciation on forward currency contracts (Note 1)	2,171,661

Unrealized appreciation on OTC swap contracts (Note 1)	10,194,904

Premium paid on OTC swap contracts (Note 1)	917,969

Prepaid assets	69,917

Total assets	1,283,338,184

LIABILITIES

Payable for investments purchased	10,576,702

Payable for purchases of delayed delivery securities (Note 1)	164,700,664

Payable for shares of the fund repurchased	2,695,187

Payable for compensation of Manager (Note 2)	398,805

Payable for custodian fees (Note 2)	98,317

Payable for investor servicing fees (Note 2)	193,464

Payable for Trustee compensation and expenses (Note 2)	129,830

Payable for administrative services (Note 2)	3,926

Payable for distribution fees (Note 2)	208,369

Payable for variation margin (Note 1)	1,256,590

Unrealized depreciation on OTC swap contracts (Note 1)	24,697,904

Premium received on OTC swap contracts (Note 1)	4,187,720

Unrealized depreciation on forward currency contracts (Note 1)	2,084,908

Unrealized depreciation on forward premium swap option contracts (Note 1)	22,493

Written options outstanding, at value (premiums $1,191,742) (Notes 1 and 3)	425,829

TBA sale commitments, at value (proceeds receivable $80,745,938) (Note 1)	80,937,735

Collateral on securities loaned, at value (Note 1)	49,093,300

Collateral on certain derivative contracts, at value (Note 1)	196,000

Other accrued expenses	151,108

Total liabilities	342,058,851

Net assets	$941,279,333

(Continued on next page)

Absolute Return 500 Fund 57

Statement of assets and liabilities cont.

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$913,485,311

Accumulated net investment loss (Note 1)	(3,391,486)

Accumulated net realized loss on investments and foreign currency transactions (Note 1)	(6,717,007)

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	37,902,515

Total — Representing net assets applicable to capital shares outstanding	$941,279,333

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share
($251,881,383 divided by 22,680,965 shares)	$11.11

Offering price per class A share (100/94.25 of $11.11)*	$11.79

Net asset value and offering price per class B share ($25,965,218 divided by 2,380,973 shares)**	$10.91

Net asset value and offering price per class C share ($157,579,463 divided by 14,497,063 shares)**	$10.87

Net asset value and redemption price per class M share ($6,051,828 divided by 552,543 shares)	$10.95

Offering price per class M share (100/96.50 of $10.95)*	$11.35

Net asset value, offering price and redemption price per class P share
($106,955,364 divided by 9,567,761 shares)	$11.18

Net asset value, offering price and redemption price per class R share
($630,980 divided by 55,693 shares)	$11.33

Net asset value, offering price and redemption price per class R6 share
($5,233,519 divided by 467,068 shares)	$11.21

Net asset value, offering price and redemption price per class Y share
($386,981,578 divided by 34,645,172 shares)	$11.17

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

58 Absolute Return 500 Fund

Statement of operations Six months ended 4/30/17 (Unaudited)

INVESTMENT INCOME

Interest (including interest income of $705,240 from investments in affiliated issuers) (Note 5)	$8,364,788

Dividends (net of foreign tax of $139,879)	3,917,974

Securities lending (net of expenses) (Notes 1 and 5)	72,946

Total investment income	12,355,708

EXPENSES

Compensation of Manager (Note 2)	2,878,472

Investor servicing fees (Note 2)	602,766

Custodian fees (Note 2)	68,937

Trustee compensation and expenses (Note 2)	29,162

Distribution fees (Note 2)	1,368,766

Administrative services (Note 2)	18,035

Other	254,947

Fees waived and reimbursed by Manager (Note 2)	(150,352)

Total expenses	5,070,733

Expense reduction (Note 2)	(2,016)

Net expenses	5,068,717

Net investment income	7,286,991

Net realized gain on investments (Notes 1 and 3)	9,956,150

Net realized gain on swap contracts (Note 1)	5,018,647

Net realized gain on futures contracts (Note 1)	3,554,708

Net realized gain on foreign currency transactions (Note 1)	1,209,810

Net realized loss on written options (Notes 1 and 3)	(692,177)

Net unrealized depreciation of assets and liabilities in foreign currencies during the period	(880,531)

Net unrealized appreciation of investments, futures contracts, swap contracts, written options
and TBA sale commitments during the period	7,515,211

Net gain on investments	25,681,818

Net increase in net assets resulting from operations	$32,968,809

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund 59

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 4/30/17*	Year ended 10/31/16

Operations

Net investment income	$7,286,991	$16,519,502

Net realized gain (loss) on investments
and foreign currency transactions	19,047,138	(58,445,782)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	6,634,680	22,749,523

Net increase (decrease) in net assets resulting
from operations	32,968,809	(19,176,757)

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	—	(17,782,903)

Class B	—	(1,229,392)

Class C	—	(8,174,016)

Class M	—	(397,229)

Class R	—	(10,533)

Class R5	—	(519)

Class R6	—	(308,020)

Class Y	—	(22,588,414)

From return of capital
Class A	—	(432,374)

Class B	—	(29,891)

Class C	—	(198,743)

Class M	—	(9,658)

Class R	—	(256)

Class R5	—	(13)

Class R6	—	(7,489)

Class Y	—	(549,215)

From net realized long-term gain on investments
Class A	—	(3,678,309)

Class B	—	(308,937)

Class C	—	(1,985,501)

Class M	—	(89,754)

Class R	—	(8,209)

Class R5	—	(102)

Class R6	—	(59,584)

Class Y	—	(4,425,230)

Increase (decrease) from capital share transactions (Note 4)	(145,534,365)	5,133,443

Total decrease in net assets	(112,565,556)	(76,317,605)

NET ASSETS

Beginning of period	1,053,844,889	1,130,162,494

End of period (including accumulated net investment loss
of $3,391,486 and $10,678,477, respectively)	$941,279,333	$1,053,844,889

* Unaudited.

The accompanying notes are an integral part of these financial statements.

60 Absolute Return 500 Fund

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Absolute Return 500 Fund 61

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA

												Ratio	Ratio of net
	Net asset		Net realized			From						of expenses	investment
	value,		and unrealized	Total from	From	net realized	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain on	return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	investments	of capital	distributions	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A

April 30, 2017**	$10.74	.08	.29	.37	—	—	—	—	$11.11	3.45*	$251,881	.51*	.74*	241* [e]

October 31, 2016	11.55	.16	(.34)	(.18)	(.51)	(.11)	(.01)	(.63)	10.74	(1.56)	319,048	1.05	1.49	522 [e]

October 31, 2015	11.81	.13	.24	.37	(.11)	(.52)	—	(.63)	11.55	3.25	399,301	1.11	1.09	510 [e]

October 31, 2014	11.54	.15	.29	.44	(.17)	—	—	(.17)	11.81	3.88	345,053	1.10	1.32	309 [e]

October 31, 2013	11.33	.20	.08	.28	(.07)	—	—	(.07)	11.54	2.49	378,440	1.11	1.72	189 [f]

October 31, 2012	10.89	.18	.59	.77	(.33)	—	—	(.33)	11.33	7.25	376,219	1.14	1.67	150 [f]

Class B

April 30, 2017**	$10.58	.04	.29	.33	—	—	—	—	$10.91	3.12*	$25,965	.88 *	.38*	241* [e]

October 31, 2016	11.38	.08	(.34)	(.26)	(.42)	(.11)	(.01)	(.54)	10.58	(2.35)	28,849	1.80	.74	522 [e]

October 31, 2015	11.64	.04	.24	.28	(.02)	(.52)	—	(.54)	11.38	2.49	33,624	1.86	.33	510 [e]

October 31, 2014	11.38	.07	.28	.35	(.09)	—	—	(.09)	11.64	3.08	35,171	1.85	.57	309 [e]

October 31, 2013	11.18	.11	.09	.20	—	—	—	—	11.38	1.79	37,351	1.86	.97	189 [f]

October 31, 2012	10.75	.10	.58	.68	(.25)	—	—	(.25)	11.18	6.47	37,009	1.89	.91	150 [f]

Class C

April 30, 2017**	$10.55	.04	.28	.32	—	—	—	—	$10.87	3.03*	$157,579	.88 *	.38*	241* [e]

October 31, 2016	11.36	.08	(.34)	(.26)	(.43)	(.11)	(.01)	(.55)	10.55	(2.30)	184,959	1.80	.74	522 [e]

October 31, 2015	11.62	.04	.25	.29	(.03)	(.52)	—	(.55)	11.36	2.53	211,594	1.86	.33	510 [e]

October 31, 2014	11.36	.07	.28	.35	(.09)	—	—	(.09)	11.62	3.08	183,688	1.85	.57	309 [e]

October 31, 2013	11.17	.11	.08	.19	—	—	—	—	11.36	1.70	185,562	1.86	.97	189[f]

October 31, 2012	10.74	.10	.58	.68	(.25)	—	—	(.25)	11.17	6.52	185,116	1.89	.91	150 [f]

Class M

April 30, 2017**	$10.61	.05	.29	.34	—	—	—	—	$10.95	3.20*	$6,052	.75*	.50 *	241* [e]

October 31, 2016	11.44	.10	(.35)	(.25)	(.46)	(.11)	(.01)	(.58)	10.61	(2.17)	9,799	1.55	.98	522 [e]

October 31, 2015	11.70	.07	.24	.31	(.05)	(.52)	—	(.57)	11.44	2.78	9,246	1.61	.58	510 [e]

October 31, 2014	11.43	.09	.29	.38	(.11)	—	—	(.11)	11.70	3.37	7,096	1.60	.81	309 [e]

October 31, 2013	11.23	.14	.08	.22	(.02)	—	—	(.02)	11.43	1.95	7,029	1.61	1.22	189 [f]

October 31, 2012	10.80	.13	.58	.71	(.28)	—	—	(.28)	11.23	6.72	7,554	1.64	1.16	150 [f]

Class P

April 30, 2017**	$10.79	.10	.29	.39	—	—	—	—	$11.18	3.61*	$106,955	.32*	.94*	241* [e]

October 31, 2016#	10.76	.03	—[h]	.03	—	—		—	10.79	.28*	88,829	.11*	.28*	522 [e]

Class R

April 30, 2017**	$10.97	.06 [i]	.30	.36	—	—	—	—	$11.33	3.28*	$631	.63*	.52* [i]	241* [e]

October 31, 2016	11.42	.13	(.34)	(.21)	(.13)	(.11)	—[h]	(.24)	10.97	(1.80)	1,042	1.30	1.18	522 [e]

October 31, 2015	11.68	.09	.26	.35	(.09)	(.52)	—	(.61)	11.42	3.07	591	1.36	.82	510 [e]

October 31, 2014	11.47	.12	.28	.40	(.19)	—	—	(.19)	11.68	3.52	6,271	1.35	1.06	309 [e]

October 31, 2013	11.26	.16	.10	.26	(.05)	—	—	(.05)	11.47	2.30	4,058	1.36	1.44	189 [f]

October 31, 2012	10.83	.15	.58	.73	(.30)	—	—	(.30)	11.26	6.96	1,812	1.39	1.40	150 [f]

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

62 Absolute Return 500 Fund	Absolute Return 500 Fund 63

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS						RATIOS AND SUPPLEMENTAL DATA

												Ratio	Ratio of net
	Net asset		Net realized			From						of expenses	investment
	value,		and unrealized	Total from	From	net realized	From		Net asset	Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain on	return	Total	value, end	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	investments	of capital	distributions	of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class R6

April 30, 2017**	$10.81	.10	.30	.40	—	—	—	—	$11.21	3.70*	$5,234	.34*	.92*	241* [e]

October 31, 2016	11.63	.20	(.36)	(.16)	(.54)	(.11)	(.01)	(.66)	10.81	(1.31)	5,348.72		1.83	522 [e]

October 31, 2015	11.89	.16	.25	.41	(.15)	(.52)	—	(.67)	11.63	3.59	6,766.80		1.41	510 [e]

October 31, 2014	11.62	.19	.29	.48	(.21)	—	—	(.21)	11.89	4.23	4,288.79		1.63	309 [e]

October 31, 2013	11.38	.21 [g]	.12	.33	(.09)	—	—	(.09)	11.62	2.88	4,411.80		1.80[g]	189 [f]

October 31, 2012†	11.16	.07	.15	.22	—	—	—	—	11.38	1.97*	10	.28*	.62*	150 [f]

Class Y

April 30, 2017**	$10.78	.10	.29	.39	—	—	—	—	$11.17	3.62*	$386,982	.38*	.88 *	241* [e]

October 31, 2016	11.60	.19	(.35)	(.16)	(.54)	(.11)	(.01)	(.66)	10.78	(1.38)	415,969.80		1.74	522 [e]

October 31, 2015	11.86	.16	.24	.40	(.14)	(.52)	—	(.66)	11.60	3.54	469,028.86		1.34	510 [e]

October 31, 2014	11.60	.18	.29	.47	(.21)	—	—	(.21)	11.86	4.07	296,153.85		1.55	309 [e]

October 31, 2013	11.38	.23	.09	.32	(.10)	—	—	(.10)	11.60	2.83	217,880.86		1.98	189 [f]

October 31, 2012	10.94	.21	.58	.79	(.35)	—	—	(.35)	11.38	7.48	220,855.89		1.91	150 [f]

* Not annualized.

** Unaudited.

† For the period July 3, 2012 (commencement of operations) to October 31, 2012.

# For the period August 31, 2016 (commencement of operations) to October 31, 2016.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	4/30/17	10/31/16	10/31/15	10/31/14	10/31/13	10/31/12

Class A	0.02%	0.03%	0.02%	0.02%	0.02%	0.09%

Class B	0.02	0.03	0.02	0.02	0.02	0.09

Class C	0.02	0.03	0.02	0.02	0.02	0.09

Class M	0.02	0.03	0.02	0.02	0.02	0.09

Class P	0.02	0.01	—	—	—	—

Class R	0.02	0.03	0.02	0.02	0.02	0.09

Class R6	0.02	0.03	—	—	—	—

Class Y	0.02	0.03	0.02	0.02	0.02	0.09

e Portfolio turnover includes TBA purchase and sale commitments.

f Portfolio turnover excludes TBA purchase and sale commitments. Including TBA purchase and sale commitments to conform with current year presentation, the portfolio turnover would have been the following:

Portfolio turnover %

October 31, 2013	415%

October 31, 2012	454

g The net investment income ratio and per share amount shown for the period ending October 31, 2013 may not correspond with the expected class specific differences for the period due to the timing of subscriptions into the class.

h Amount represents less than $0.01 per share.

i The net investment income ratio and per share amount shown for the period ending April 30, 2017 may not correspond with the expected class specific differences for the period due to the timing of redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

64 Absolute Return 500 Fund	Absolute Return 500 Fund 65

Notes to financial statements 4/30/17 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2016 through April 30, 2017.

Putnam Absolute Return 500 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massa-chusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek to earn a positive total return that exceeds the return on U.S. Treasury bills by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage- and asset-backed securities; below-investment-grade securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts (REITs). The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. The fund typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class A, class B, class C, class M, class P, class R, class R6 and class Y shares. Effective April 1, 2017, purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. The fund registered class T shares in February 2017, however, as of the date of this report, class T shares had not commenced operations and are not available for purchase. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively. Class A shares generally are not subject to a contingent deferred sales charge, and class M, class P, class R, class R6 and class Y shares are not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class P, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class P and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class P shares are only available to other Putnam funds and other accounts managed by Putnam Management or its affiliates. Class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these

66 Absolute Return 500 Fund

contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value

Absolute Return 500 Fund 67

by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Securities purchased or sold on a delayed delivery basis may be settled at a future date beyond customary settlement time; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the fair value of the underlying securities or if the counterparty does not perform under the contract.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on

68 Absolute Return 500 Fund

investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Absolute Return 500 Fund 69

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books.

70 Absolute Return 500 Fund

Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities

Absolute Return 500 Fund 71

that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $3,316,225 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $17,884,277 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $17,235,589 and may include amounts related to unsettled agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, net of expenses, is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $49,093,300 and the value of securities loaned amounted to $47,946,603.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the higher of (1) the Federal Funds rate and (2) the overnight LIBOR plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit plus a $25,000 flat fee and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or

72 Absolute Return 500 Fund

expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2016, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover

Short-term	Long-term	Total

$21,511,051	$—	$21,511,051

The aggregate identified cost on a tax basis is $1,115,368,733, resulting in gross unrealized appreciation and depreciation of $64,907,968 and $20,380,833, respectively, or net unrealized appreciation of $44,527,135.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.880%	of the first $5 billion,	0.680%	of the next $50 billion,

0.830%	of the next $5 billion,	0.660%	of the next $50 billion,

0.780%	of the next $10 billion,	0.650%	of the next $100 billion and

0.730%	of the next $10 billion,	0.645%	of any excess thereafter.

The applicable base fee is increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the BofA Merrill Lynch U.S. Treasury Bill Index plus 5.00% over the thirty-six month period then ended (the “performance period”). The maximum annualized performance adjustment rate is +/– 0.20%. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average net assets for the month, while the performance adjustment is determined based on the fund’s average

Absolute Return 500 Fund 73

net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund under-performs significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.360% of the fund’s average net assets before a decrease of $664,416 (0.067% of the fund’s average net assets) based on performance.

Putnam Management has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through February 28, 2018, to the extent that the total expenses of the fund (before any applicable performance-based upward or downward adjustments to the fund’s management fee and excluding payments under the fund’s distribution plans, brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.77% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $150,352 as a result of this limit.

Putnam Management has also contractually agreed, through February 28, 2018, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. PAC did not manage any portion of the assets of the fund during the reporting period. If Putnam Management or PIL were to engage the services of PAC, Putnam Management or PIL, as applicable, would pay a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (“retail account”) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class P shares paid a monthly fee based on the average net assets of class P shares at an annual rate of 0.01%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

74 Absolute Return 500 Fund

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$195,190	Class R	560

Class B	18,668	Class R6	1,330

Class C	115,052	Class Y	261,645

Class M	5,483	Total	$602,766

Class P	4,838

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $2,016 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $723, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following class shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (“Maximum %”) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (“Approved %”) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount

Class A	0.35%	0.25%	$356,963

Class B	1.00%	1.00%	136,714

Class C	1.00%	1.00%	842,849

Class M	1.00%	0.75%	30,199

Class R	1.00%	0.50%	2,041

Total			$1,368,766

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $22,928 and $136 from the sale of class A and class M shares, respectively, and received $3,557 and $2,196 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $36 on class A redemptions.

Absolute Return 500 Fund 75

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales

Investments in securities, including TBA commitments (Long-term)	$1,809,748,270	$1,931,280,611

U.S. government securities (Long-term)	—	—

Total	$1,809,748,270	$1,931,280,611

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Written option transactions during the reporting period are summarized as follows:

		Written swap	Written swap	Written option
		option contract	option	contract	Written option
		amounts	premiums	amounts	premiums

Written options	USD	$5,792,000	$1,031,439	$462,245	$130,721
outstanding at the	EUR	$—	$—	$—	$—
beginning of the
reporting period

Options opened	USD	171,387,500	509,829	75,318,073	672,813
	EUR	—	—	7,276,400	65,158

Options exercised	USD	(9,351,000)	(37,527)	—	—
	EUR	—	—	—	—

Options expired	USD	(62,599,600)	(149,295)	(831,039)	(264,639)
	EUR	—	—	—	—

Options closed	USD	(62,184,400)	(190,080)	(74,851,508)	(511,519)
	EUR	—	—	(7,276,400)	(65,158)

Written options	USD	$43,044,500	$1,164,366	$97,771	$27,376
outstanding at the end of	EUR	$—	$—	$—	$—
the reporting period

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class A	Shares	Amount	Shares	Amount

Shares sold	2,646,658	$28,871,274	11,657,120	$125,379,131

Shares issued in connection with
reinvestment of distributions	—	—	1,917,803	20,443,779

	2,646,658	28,871,274	13,574,923	145,822,910

Shares repurchased	(9,685,035)	(105,823,689)	(18,416,571)	(196,832,414)

Net decrease	(7,038,377)	$(76,952,415)	(4,841,648)	$(51,009,504)

76 Absolute Return 500 Fund

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class B	Shares	Amount	Shares	Amount

Shares sold	61,738	$658,536	230,751	$2,452,779

Shares issued in connection with
reinvestment of distributions	—	—	140,037	1,481,587

	61,738	658,536	370,788	3,934,366

Shares repurchased	(407,102)	(4,371,962)	(597,993)	(6,331,149)

Net decrease	(345,364)	$(3,713,426)	(227,205)	$(2,396,783)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class C	Shares	Amount	Shares	Amount

Shares sold	604,847	$6,449,796	3,564,409	$37,892,429

Shares issued in connection with
reinvestment of distributions	—	—	910,667	9,598,433

	604,847	6,449,796	4,475,076	47,490,862

Shares repurchased	(3,644,397)	(38,911,923)	(5,557,790)	(58,680,710)

Net decrease	(3,039,550)	$(32,462,127)	(1,082,714)	$(11,189,848)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class M	Shares	Amount	Shares	Amount

Shares sold	196,013	$2,090,604	319,023	$3,434,092

Shares issued in connection with
reinvestment of distributions	—	—	46,698	494,527

	196,013	2,090,604	365,721	3,928,619

Shares repurchased	(566,693)	(6,104,079)	(250,770)	(2,665,385)

Net increase (decrease)	(370,680)	$(4,013,475)	114,951	$1,263,234

			FOR THE PERIOD 8/31/16
			(COMMENCEMENT OF OPERATIONS)
	SIX MONTHS ENDED 4/30/17		TO 10/31/16
Class P	Shares	Amount	Shares	Amount

Shares sold	2,904,000	$31,868,545	9,078,609	$97,913,026

Shares issued in connection with
reinvestment of distributions	—	—	—	—

	2,904,000	31,868,545	9,078,609	97,913,026

Shares repurchased	(1,571,252)	(17,221,108)	(843,596)	(9,107,797)

Net increase	1,332,748	$14,647,437	8,235,013	$88,805,229

Absolute Return 500 Fund 77

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class R	Shares	Amount	Shares	Amount

Shares sold	14,031	$156,950	75,835	$834,193

Shares issued in connection with
reinvestment of distributions	—	—	1,642	17,933

	14,031	156,950	77,477	852,126

Shares repurchased	(53,394)	(595,763)	(34,115)	(372,384)

Net increase (decrease)	(39,363)	$(438,813)	43,362	$479,742

			YEAR ENDED 10/31/16*
Class R5			Shares	Amount

Shares sold			—	$—

Shares issued in connection with reinvestment of distributions			59	634

			59	634

Shares repurchased			(1,031)	(10,952)

Net decrease			(972)	$(10,318)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class R6	Shares	Amount	Shares	Amount

Shares sold	65,087	$717,729	173,889	$1,866,925

Shares issued in connection with
reinvestment of distributions	—	—	35,023	375,093

	65,087	717,729	208,912	2,242,018

Shares repurchased	(92,585)	(1,023,136)	(296,040)	(3,208,968)

Net decrease	(27,498)	$(305,407)	(87,128)	$(966,950)

	SIX MONTHS ENDED 4/30/17		YEAR ENDED 10/31/16
Class Y	Shares	Amount	Shares	Amount

Shares sold	9,052,451	$99,388,622	31,971,525	$344,868,981

Shares issued in connection with
reinvestment of distributions	—	—	2,170,251	23,199,982

	9,052,451	99,388,622	34,141,776	368,068,963

Shares repurchased	(12,976,634)	(141,684,761)	(35,990,095)	(387,910,322)

Net decrease	(3,924,183)	$(42,296,139)	(1,848,319)	$(19,841,359)

* Effective February 1, 2016, the fund has liquidated its class R5 shares.

At the close of the reporting period, Putnam Investments, LLC owned the following shares of the fund:

	Shares owned	Percentage of ownership	Value

Class P	929	0.01%	$10,386

Class R6	1,034	0.22	11,591

78 Absolute Return 500 Fund

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

	Fair value at
	the beginning				Fair value at
	of the				the end of the
	reporting			Investment	reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Cash Collateral
Pool, LLC*	$34,464,800	$274,901,884	$260,273,384	$142,596	$49,093,300

Putnam Short Term
Investment Fund**	211,717,663	4,413,618	29,000,000	705,240	187,131,281

Totals	$246,182,463	$279,315,502	$289,273,384	$847,836	$236,224,581

* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations.

** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Absolute Return 500 Fund 79

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$3,500,000

Purchased currency options (contract amount)	$9,400,000

Purchased swap option contracts (contract amount)	$33,400,000

Written equity option contracts (contract amount) (Note 3)	$150,000

Written currency options (contract amount) (Note 3)	$9,400,000

Written swap option contracts (contract amount) (Note 3)	$37,900,000

Futures contracts (number of contracts)	2,000

Forward currency contracts (contract amount)	$353,500,000

Centrally cleared interest rate swap contracts (notional)	$720,400,000

OTC total return swap contracts (notional)	$1,607,600,000

OTC credit default contracts (notional)	$59,200,000

Centrally cleared credit default contracts (notional)	$48,400,000

Warrants (number of warrants)	2,400,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	ASSET DERIVATIVES		LIABILITY DERIVATIVES

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value

Receivables, Net assets —
Credit contracts	Unrealized appreciation	$7,769,875*	Payables	$4,730,264

Foreign exchange
contracts	Receivables	2,171,661	Payables	2,084,908

Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Equity contracts	appreciation	16,152,629*	Unrealized depreciation	26,137,333*

Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	7,510,653*	Unrealized depreciation	2,322,978*

Total		$33,604,818		$35,275,483

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

80 Absolute Return 500 Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$(1,311,903)	$(1,311,903)

Foreign exchange
contracts	—	441,189	—	1,209,593	—	1,650,782

Equity contracts	3,616,475	(4,354,607)	3,263,222	—	20,843,439	23,368,529

Interest
rate contracts	—	(127,654)	291,486	—	(14,512,889)	(14,349,057)

Total	$3,616,475	$(4,041,072)	$3,554,708	$1,209,593	$5,018,647	$9,358,351

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments

Derivatives not
accounted for as
hedging				Forward
instruments under				currency
ASC 815	Warrants	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$—	$1,248,001	$1,248,001

Foreign exchange
contracts	—	—	—	(877,567)	—	(877,567)

Equity contracts	(2,077,474)	(2,315,860)	(1,265,730)	—	(24,086,998)	(29,746,062)

Interest
rate contracts	—	171,037	(452,879)	—	6,511,953	6,230,111

Total	$(2,077,474)	$(2,144,823)	$(1,718,609)	$(877,567)	$(16,327,044)	$(23,145,517)

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

Absolute Return 500 Fund 81

	Bank of America N.A.	Barclays Bank PLC	BarclaysCapital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	DeutscheBank AG	GoldmanSachs International	HSBC Bank USA, National Association	JPMorganChase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	RBC Capital Markets, LLC	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPacBanking Corp.	Total
Assets:

Centrally cleared interest rate swap
contracts§	$ —	$ —	$ 1,143,486	$ —	$—-	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 1,143,486

OTC Total return swap contracts*#	1,835,989	50,862	—	2,653	5,985	2,024,936	5,375,327	—	—	2,088	—	—	—	—	—	—	9,297,840

OTC Credit default contracts*#	—	—	—	—	761,190	—	581,035	—	—	371,572	—	—	—	—	—	—	1,713,797

Centrally cleared credit default
contracts§	—	—	47,301	—	—	—	—	—	—	—	—	—	—	—	—	—	47,301

Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Forward currency contracts #	347,706	235,645	—	212,873	156,792	—	367,548	61,198	230,879	—	—	—	260,095	75,438	189,027	34,460	2,171,661

Forward premium swap option
contracts #	7,726	736	—	—	—	—	492	—	12,643	—	—	—	—	—	—	—	21,597

Purchased swap options **#	8,198	22,733	—	56,698	—	—	4,364	—	42,806	—	—	—	—	—	—	—	134,799

Purchased options **#	—	—	—	800,323	—	983,886	—	—	930,215	—	—	—	—	—	—	—	2,714,424

Repurchase agreements**	—	—	—	—	—	—	—	—	—	—	31,876,000	30,000,000	—	—	—	—	61,876,000

Total Assets	$2,199,619	$309,976	$1,190,787	$1,072,547	$923,967	$3,008,822	$6,328,766	$61,198	$1,216,543	$373,660	$31,876,000	$30,000,000	$260,095	$75,438	$189,027	$34,460	$79,120,905

Liabilities:

Centrally cleared interest rate swap
contracts§	—	—	879,341	—	—	—	—	—	—	—	—	—	—	—	—	—	879,341

OTC Total return swap contracts*#	11,250,503	44,980	—	2,551,420	6,468	3,940,552	2,361,353	—	1,673,147	—	—	—	—	—	2,225,701	—	24,054,124

OTC Credit default contracts*#	47,149	118,220	—	—	2,291,138	—	1,254,017	—	—	1,019,740	—	—	—	—	—	—	4,730,264

Centrally cleared credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Futures contracts§	—	—	—	—	—	—	—	—	—	—	377,249	—	—	—	—	—	377,249

Forward currency contracts #	293,668	139,004	—	214,493	70,043	—	252,226	40,522	618,513	—	—	—	116,473	196,820	101,206	41,940	2,084,908

Forward premium swap option
contracts #	6,731	1,764	—	—	2,505	—	420	—	11,073	—	—	—	—	—	—	—	22,493

Written swap options #	9,112	23,419	—	37,830	—	—	4,271	—	317,767	—	—	—	—	—	—	—	392,399

Written options #	—	—	—	—	—	33,430	—	—	—	—	—	—	—	—	—	—	33,430

Reverse repurchase agreements	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total Liabilities	$11,607,163	$327,387	$879,341	$2,803,743	$2,370,154	$3,973,982	$3,872,287	$40,522	$2,620,500	$1,019,740	$377,249	$—	$116,473	$196,820	$2,326,907	$41,940	$32,574,208

Total Financial and Derivative Net
Assets	$(9,407,544)	$(17,411)	$311,446	$(1,731,196)	$(1,446,187)	$(965,160)	$2,456,479	$20,676	$(1,403,957)	$(646,080)	$31,498,751	;$30,000,000	$143,622	$(121,382)	$(2,137,880)	$(7,480)	$46,546,697

Total collateral received
(pledged)†##	$(9,289,586)	$(10,984)	$—	$(1,503,802)	$(1,391,835)	$70,000	$2,456,479	$—	$(1,403,957)	$(421,624)	$31,498,751	$30,000,000	$132,184	$(110,800)	$(2,137,880)	$—

Net amount	$(117,958)	$(6,427)	$311,446	$(227,394)	$(54,352)	$(1,035,160)	$—	$20,676	$—	$(224,456)	$—	$—	$11,438	$(10,582)	$—	$(7,480)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio.

82 Absolute Return 500 Fund	Absolute Return 500 Fund 83

Note 10: New pronouncements

In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Putnam Management have evaluated the amendments and their impact, if any, on the fund’s financial statements.

84 Absolute Return 500 Fund

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	James F. Clark
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Kenneth R. Leibler, Vice Chair	Chief Compliance Officer
One Post Office Square	Liaquat Ahamed
Boston, MA 02109	Ravi Akhoury	Michael J. Higgins
	Barbara M. Baumann	Vice President, Treasurer,
Investment Sub-Advisors	Robert J. Darretta	and Clerk
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	Catharine Bond Hill	Janet C. Smith
London, England SW1A 1LD	John A. Hill	Vice President,
	Paul L. Joskow	Principal Financial Officer,
The Putnam Advisory Company, LLC	Robert E. Patterson	Principal Accounting Officer,
One Post Office Square	George Putnam, III	and Assistant Treasurer
Boston, MA 02109	Robert L. Reynolds
	Manoj P. Singh	Susan G. Malloy
Marketing Services	W. Thomas Stephens	Vice President and
Putnam Retail Management		Assistant Treasurer
One Post Office Square	Officers
Boston, MA 02109	Robert L. Reynolds	Mark C. Trenchard
	President	Vice President and
Custodian		BSA Compliance Officer
State Street Bank	Jonathan S. Horwitz
and Trust Company	Executive Vice President,	Nancy E. Florek
	Principal Executive Officer,	Vice President, Director of
Legal Counsel	and Compliance Liaison	Proxy Voting and Corporate
Ropes & Gray LLP		Governance, Assistant Clerk,
	Robert T. Burns	and Associate Treasurer
Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Absolute Return 500 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

1-800-225-1581
putnam.com

Electronic service requested

PRSRT STD
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BROCKTON, MA
PERMIT NO. 600

Go paperless: Log on to putnam.com or scan this code to update your mailing options.

SA110 306346 6/17

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 27, 2017